Filed with the U.S. Securities and Exchange Commission on June 27, 2023
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	1127	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	1129	[	X	]

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, Including Area Code) (626) 914-7363

Jeffrey T. Rauman, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:

Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 28, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 1127 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended February 28, 2023 for the Trust’s series: Pzena Mid Cap Value Fund, Pzena Small Cap Value Fund, Pzena Emerging Markets Value Fund, Pzena International Small Cap Value Fund and Pzena International Value Fund.

PROSPECTUS

PZENA MID CAP VALUE FUND
Investor Class PZVMX
Institutional Class PZIMX
PZENA SMALL CAP VALUE FUND
Investor Class PZVSX
Institutional Class PZISX
PZENA EMERGING MARKETS VALUE FUND
Investor Class PZVEX
Institutional Class PZIEX
PZENA INTERNATIONAL SMALL CAP VALUE FUND
Investor Class PZVIX
Institutional Class PZIIX

PZENA INTERNATIONAL VALUE FUND
Investor Class PZVNX
Institutional Class PZINX

June 28, 2023

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY SECTION

Pzena Mid Cap Value Fund

Investment Objective
The Pzena Mid Cap Value Fund (the “Mid Cap Fund” or “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses (includes Shareholder Servicing Plan Fee)	0.28%	0.18%
Shareholder Servicing Plan Fee	0.10%	None
Total Annual Fund Operating Expenses(1)	1.33%	0.98%
Less: Fee Waiver and/or Expense Reimbursement(2)	-0.08%	-0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	0.90%

(1)Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed, while the Expense Ratios in the Financial Highlights section of the statutory prospectus reflect actual operating expenses of the Mid Cap Fund.
(2)Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Mid Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed 0.90% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2024, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$127	$414	$721	$1,594
Institutional Class	$92	$304	$534	$1,194

Portfolio Turnover. The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “mid-cap” companies. The Fund defines a “mid-cap” company as an issuer whose market capitalization at the time of initial purchase, is in the range of those found in the Russell Midcap® Index (“mid cap companies”). As of May 31, 2023, the market capitalization of companies in the Russell Midcap® Index ranged from $361.42 million to $69.26 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its net assets in equity securities of mid-cap companies.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 30 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in mid cap company stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign companies, through American Depositary Receipts (“ADRs”) or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging markets securities. The Fund may also invest in real estate investment trusts (“REITs”). The Fund may also invest up to 10% of its net assets in limited partnerships and master limited partnerships (“MLPs”). From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2023, 31.30% of the Fund’s total investments were invested in the financial services sector.

In evaluating an investment for purchase by the Mid Cap Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates environmental, social and governance (“ESG”) considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices). The Adviser believes that assessing the potential impact of ESG issues on a company is critical to the investment process, both in terms of downside risk analysis and assessing future earnings upside potential.

While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Principal Risks
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Mid Cap Fund. The following additional risks could affect the value of your investment:

•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•Management Risk. The Mid Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Mid Cap Company Risk. A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Mid Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
◦Financial Services Sector Risk. Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
•Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Mid Cap Fund at quoted market prices.
•Real Estate Investment Trust (REIT) Risk. Investments in REITs are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The

Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
•Depositary Receipt Risk. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
•Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.
•Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.
•Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

Performance
The following information provides some indication of the risks of investing in the Mid Cap Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Calendar Year Total Returns as of December 31 – Institutional Class

The Fund’s calendar year-to-date return as of March 31, 2023 was 2.90%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 37.60% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -42.23% (quarter ended March 31, 2020).

Average Annual Total Returns (For the period ended December 31, 2022)	1 Year	5 Years	Since Inception (3/31/2014)

Institutional Class
Return Before Taxes	-5.50%	6.09%	7.95%
Return After Taxes on Distributions	-8.57%	4.52%	6.67%
Return After Taxes on Distributions and Sale of Fund Shares	-0.97%	4.68%	6.22%
Investor Class
Return Before Taxes	-5.82%	5.70%	7.60%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	-12.03%	5.72%	7.38%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Mid Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management
Investment Adviser. Pzena Investment Management, LLC is the Mid Cap Fund’s investment adviser.

Portfolio Managers. Mr. Richard Pzena (Chairman, Principal, Co-Chief Investment Officer and Portfolio Manager), Mr. John Flynn (Principal and Portfolio Manager) and Mr. Benjamin Silver (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the Mid Cap Fund’s portfolio. Mr. Pzena has managed the Fund since its inception in 2014. Mr. Flynn has managed the Fund since August 2015 and Mr. Silver has managed the Fund since July 2017.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Mid Cap Fund shares on any business day by written request via mail (Pzena Mid Cap Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-844-796-1996 (844-PZN-1996), or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$1,000	$100
Institutional Class	$1,000,000	Any Amount

Tax Information
The Mid Cap Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Mid Cap Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

Pzena Small Cap Value Fund

Investment Objective
The Pzena Small Cap Value Fund (the “Small Cap Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses (includes Shareholder Servicing Plan Fee)	0.33%	0.23%
Shareholder Servicing Plan Fee	0.10%	None
Total Annual Fund Operating Expenses(1)	1.53%	1.18%
Less: Fee Waiver and/or Expense Reimbursement(2)	-0.18%	-0.18%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	1.00%
(1)Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed, while the Expense Ratios in the Financial Highlights section of the statutory prospectus reflect actual operating expenses of the Small Cap Fund.
(2)Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Small Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed 1.00% of average daily net assets of the Fund (the “Expense Cap”). Prior to June 1, 2022, the Expense Cap was 1.10% of average daily net assets of the Fund. Accordingly, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not match the information provided in the Financial Highlights. The Expense Cap will remain in effect through at least June 28, 2024, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$466	$817	$1,808
Institutional Class	$102	$357	$632	$1,416

Portfolio Turnover. The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “small-cap” companies. The Fund defines a “small-cap” company as an issuer whose market capitalization at the time of initial purchase, is in the range of those found in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (“small cap companies”). As of May 31, 2023, the market capitalization of companies in the Russell 2000® Index ranged from $4.93 million to $11.754 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its net assets in equity securities of small-cap companies.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 90 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in small-cap company stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign securities, through American Depositary Receipts (“ADRs”) or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging market securities. The Fund may also invest in real estate investment trusts (“REITs”). The Fund may also invest up to 10% of its net assets in limited partnerships and master limited partnerships (“MLPs”). From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2023, 26.98% of the Fund’s total investments were invested in the financial services sector and 27.55% of the Fund’s total investments were invested in the industrial sector.

In evaluating an investment for purchase by the Small Cap Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates environmental, social and governance (“ESG”) considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices). The Adviser believes that assessing the potential impact of ESG issues on a company is critical to the investment process, both in terms of downside risk analysis and assessing future earnings upside potential.

While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Principal Risks
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Small Cap Fund. The following additional risks could affect the value of your investment:

•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•Management Risk. The Small Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Small Cap Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.
•Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Small Cap Fund at quoted market prices.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Small Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
◦Financial Services Sector Risk. Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
◦Industrials Sector Risk. The industrials sector includes companies that provide transportation services such as airlines, air freight and logistics, railroads, marine, and trucking. It also includes manufacturers and distributors of capital goods such as aerospace & defense, building products, electrical equipment and machinery and companies that offer construction & engineering services. It further includes providers of commercial & professional services including printing, environmental and facilities services, office services & supplies, security & alarm services, human resource & employment services, research & consulting services. The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrials sector. Companies in the industrials sector may be at risk for environmental damage and product liability claims.
•Real Estate Investment Trust (REIT) Risk. Investments in REITs are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
•Depositary Receipt Risk. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
•Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.
•Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv)

limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.
•Emerging Markets Risk.  In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

Performance
The following information provides some indication of the risks of investing in the Small Cap Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Calendar Year Total Returns as of December 31 – Institutional Class
The Fund’s calendar year-to-date return as of March 31, 2023 was 2.47%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 39.95% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -42.61% (quarter ended March 31, 2020).

Average Annual Total Returns (For the period ended December 31, 2022)	1 Year	5 Years	Since Inception (4/27/2016)

Institutional Class
Return Before Taxes	-5.10%	5.40%	7.39%
Return After Taxes on Distributions	-8.43%	4.24%	6.11%
Return After Taxes on Distributions and Sale of Fund Shares	-0.59%	4.14%	5.65%
Investor Class
Return Before Taxes	-5.22%	5.11%	7.09%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	-14.48%	4.13%	7.78%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Management
Investment Adviser. Pzena Investment Management, LLC is the Small Cap Fund’s investment adviser.

Portfolio Managers. Mr. Evan Fox (Principal and Portfolio Manager), Mr. John Flynn (Principal and Portfolio Manager) and Mr. Benjamin S. Silver (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the Small Cap Fund’s portfolio. Messrs. Fox, Flynn and Silver have managed the Fund since its inception in April 2016.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Small Cap Fund shares on any business day by written request via mail (Pzena Small Cap Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-844-796-1996 (844-PZN-1996), or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$1,000	$100
Institutional Class	$1,000,000	Any Amount

Tax Information
The Small Cap Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Small Cap Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

Pzena Emerging Markets Value Fund

Investment Objective
The Pzena Emerging Markets Value Fund (the “Emerging Markets Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses (includes Shareholder Servicing Plan Fee)	0.26%	0.16%
Shareholder Servicing Plan Fee	0.10%	None
Total Annual Fund Operating Expenses(1)	1.51%	1.16%
Less: Fee Waiver and/or Expense Reimbursement(2)	-0.07%	-0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.44%	1.09%

(1)Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Emerging Markets Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
(2)Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Emerging Markets Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) do not exceed 1.08% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2024, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$147	$470	$817	$1,796
Institutional Class	$111	$362	$632	$1,403

Portfolio Turnover. The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in emerging market countries. Emerging market companies are generally located in, or operating within, newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe. The Fund may also invest in “frontier” markets, which are considered pre-emerging market countries. This includes companies located in, or primarily operating from, countries in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or MSCI Frontier Emerging Markets Index. The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may also invest in real estate investment trusts (“REITs”), including foreign real estate companies operating in emerging markets. From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector.

In evaluating an investment for purchase by the Emerging Markets Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates environmental, social and governance (“ESG”) considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices). The Adviser believes that assessing the potential impact of ESG issues on a company is critical to the investment process, both in terms of downside risk analysis and assessing future earnings upside potential.

While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Principal Risks
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund. The following additional risks could affect the value of your investment:

•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•Management Risk. The Emerging Markets Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Emerging Markets Fund’s investments.
•Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Frontier Markets Risk.  There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.
•Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Emerging Markets Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk is especially high in emerging markets.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Emerging Markets Fund’s portfolio, could react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Emerging Markets Fund at quoted market prices.
•Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.

Performance
The following information provides some indication of the risks of investing in the Emerging Markets Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Calendar Year Total Returns as of December 31 – Institutional Class
The Fund’s calendar year-to-date return as of March 31, 2023 was 6.64%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 29.41% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -32.89% (quarter ended March 31, 2020).

Average Annual Total Returns (For the period ended December 31, 2022)	1 Year	5 Years	Since Inception (3/31/2014)

Institutional Class
Return Before Taxes	-5.69%	1.64%	2.72%
Return After Taxes on Distributions	-6.03%	1.24%	2.43%
Return After Taxes on Distributions and Sale of Fund Shares	-2.93%	1.39%	2.24%
Investor Class
Return Before Taxes	-6.04%	1.28%	2.41%
MSCI Emerging Markets Index (Net USD) (reflects no deduction for fees, expenses or taxes)	-20.09%	-1.40%	2.00%
MSCI Emerging Markets Value (Net USD) (reflects no deduction for fees, expenses or taxes)	-15.83%	-1.59%	0.77%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Emerging Markets Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management
Investment Adviser. Pzena Investment Management, LLC is the Emerging Markets Fund’s investment adviser.

Portfolio Managers. Ms. Allison Fisch (Managing Principal, President and Portfolio Manager), Ms. Caroline Cai (Managing Principal, Chief Executive Officer and Portfolio Manager), Mr. Rakesh Bordia (Principal and Portfolio Manager) and Mr. Akhil Subramanian (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the Emerging Markets Fund’s portfolio. Ms. Fisch and Ms. Cai have managed the Fund since its inception in March 2014, Mr. Bordia has managed the Fund since April 2015, and Mr. Subramanian has managed the Fund since January 2023.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Emerging Markets Fund shares on any business day by written request via mail (Pzena Emerging Markets Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-844-796-1996 (844-PZN-1996), or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$1,000	$100
Institutional Class	$1,000,000	Any Amount

Tax Information
The Emerging Markets Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Emerging Markets Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

Pzena International Small Cap Value Fund

Investment Objective
The Pzena International Small Cap Value Fund (the “International Small Cap Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses (includes Shareholder Servicing Plan Fee)	1.62%	1.52%
Shareholder Servicing Plan Fee	0.10%	None
Total Annual Fund Operating Expenses(1)	2.87%	2.52%
Less: Fee Waiver and/or Expense Reimbursement(2)	-1.34%	-1.34%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.53%	1.18%
(1)Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed and do not correlate to the Expense Ratios in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the International Small Cap Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
(2)    Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay International Small Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) do not exceed 1.17% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2024, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$156	$762	$1,395	$3,099
Institutional Class	$120	$657	$1,220	$2,755

Portfolio Turnover. The International Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions the International Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small-cap companies located in Developed Markets outside the U.S. The Fund defines a “small-cap” company as an issuer whose market capitalization at the time of initial purchase is in the range of those found in the MSCI World ex USA Small Cap Index (the “Small Cap Index”), during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (“small cap companies”). As of May 31, 2023, the market capitalization of companies in the MSCI World ex USA Small Cap Index ranged from $74.46 million to $25.162 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its total assets in equity securities of small-cap companies. The Fund defines “Developed Markets” primarily as those classified as developed by Morgan Stanley Capital International (“MSCI”). The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 90 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may gain exposure to Developed Markets companies by purchasing equity securities in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs) and Global Depositary Receipts (“GDRs”). The Fund may also invest in real estate investment trusts (“REITs”), foreign real estate companies, emerging market securities, limited partnerships, and master limited partnerships (“MLPs”) (limited partnerships in which the ownership units are publicly traded). The Fund may invest in a wide range of industries. However, from time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2023, 33.90% of the Fund’s total investments were invested in the industrials sector.

In evaluating an investment for purchase by the International Small Cap Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates environmental, social and governance (“ESG”) considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices). The Adviser believes that assessing the potential impact of ESG issues on a company is critical to the investment process, both in terms of downside risk analysis and assessing future earnings upside potential.

While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Principal Risks
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the International Small Cap Fund. The following additional risks could affect the value of your investment:
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•Management Risk. The International Small Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Small Cap Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.
•Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the International Small Cap Fund at quoted market prices.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the International Small Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
◦Industrials Sector Risk. The industrials sector includes companies that provide transportation services such as airlines, air freight and logistics, railroads, marine, and trucking. It also includes manufacturers and distributors of capital goods such as aerospace & defense, building products, electrical equipment and machinery and companies that offer construction & engineering services. It further includes providers of commercial & professional services including printing, environmental and facilities services, office services & supplies, security & alarm services, human resource & employment services, research & consulting services. The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrials sector. Companies in the industrials sector may be at risk for environmental damage and product liability claims.
•Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid than U.S. securities, which could affect the International Small Cap Fund’s investments. Foreign securities may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
•Emerging Markets Risk.  In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Depositary Receipt Risk. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
•Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.
•Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.

•Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

Performance
The following information provides some indication of the risks of investing in the International Small Cap Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Calendar Year Total Returns as of December 31 – Institutional Class
The Fund’s calendar year-to-date return as of March 31, 2023 was 11.06%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 27.26% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -42.15% (quarter ended March 31, 2020).

Average Annual Total Returns (For the period ended December 31, 2022)	1 Year	Since Inception (7/02/2018)

Institutional Class
Return Before Taxes	-0.79%	1.63%
Return After Taxes on Distributions	-1.78%	1.14%
Return After Taxes on Distributions and Sale of Fund Shares	0.40%	1.33%
Investor Class
Return Before Taxes	-1.11%	1.34%
MSCI WORLD ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)	-20.58%	1.17%
MSCI WORLD ex USA Small Cap Value Index Net (reflects no deduction for fees, expenses or taxes)	-13.99%	1.25%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the International Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Management
Investment Adviser. Pzena Investment Management, LLC is the International Small Cap Fund’s investment adviser.

Portfolio Managers. Mr. Matthew J. Ring (Principal and Portfolio Manager) and Mr. Jason Doctor (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the International Small Cap Fund’s portfolio. Mr. Ring has managed the Fund since its inception in July 2018, and Mr. Doctor has managed the Fund since January 2023.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem International Small Cap Fund shares on any business day by written request via mail (Pzena International Small Cap Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-844-796-1996 (844-PZN-1996), or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$1,000	$100
Institutional Class	$1,000,000	Any Amount

Tax Information
The International Small Cap Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase International Small Cap Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

Pzena International Value Fund

Investment Objective
The Pzena International Value Fund (the “International Value Fund” or “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses (includes Shareholder Servicing Plan Fee)	0.94%	0.84%
Shareholder Servicing Plan Fee	0.10%	None
Total Annual Fund Operating Expenses(1)	1.84%	1.49%
Less: Fee Waiver and/or Expense Reimbursement(2)	-0.74%	-0.74%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	0.75%
(1)Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed, while the Expense Ratios in the Financial Highlights section of the statutory prospectus reflect actual operating expenses of the International Value Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
(2)Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay International Value Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver (excluding AFFE, interest, taxes, extraordinary expenses and class specific expenses, such as the distribution (12b-1) fee of 0.25% or shareholder servicing plan fee of 0.10%), to 0.74% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2024. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$112	$507	$927	$2,098
Institutional Class	$77	$398	$743	$1,716

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions the International Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of Developed Market companies, not including U.S. companies. The Fund defines “Developed Markets” primarily as those classified as developed by Morgan Stanley Capital International (“MSCI”). The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 60 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may gain exposure to Developed Markets companies by purchasing equity securities directly or in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs) and Global Depositary Receipts (“GDRs”). The Fund may invest up to 15% of its net assets in emerging market and frontier market securities. The Fund may also invest in real estate investment trusts (“REITs”), foreign real estate companies, and up to 10% of its net assets in limited partnerships, and master limited partnerships (“MLPs”) (limited partnerships in which the ownership units are publicly traded). The Fund may invest in a wide range of industries. However, from time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2023, 25.83% of the Fund’s total investments were invested in the financial services sector.

In evaluating an investment for purchase by the International Value Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates environmental, social and governance (“ESG”) considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices). The Adviser believes that assessing the potential impact of ESG issues on a company is critical to the investment process, both in terms of downside risk analysis and assessing future earnings upside potential.

While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:

•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•Management Risk. The International Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid than U.S. securities, which could affect the International Value Fund’s investments. Foreign securities may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
•Depositary Receipt Risk. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
•Emerging Markets Risk.  In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Frontier Markets Risk.  There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.
•Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the International Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
◦Financial Services Sector Risk. Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
•Newer Fund Risk. The International Value Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
•Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.
•Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock. Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. Certain tax risks are associated with an investment in units of limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

Performance
The following information provides some indication of the risks of investing in the International Value Fund. The bar chart shows the annual return for the Fund’s Institutional Class shares for its first full year of operation. The table shows how the Fund’s average annual returns for 1-year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Calendar Year Total Returns as of December 31 – Institutional Class
The Fund’s calendar year-to-date return as of March 31, 2023 was 8.84%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 21.56% (quarter ended December 31, 2022) and the lowest return for a calendar quarter was -12.50% (quarter ended June 30, 2022).

Average Annual Total Returns (For the period ended December 31, 2022)	1 Year	Since Inception (6/28/2021)

Institutional Class
Return Before Taxes	-8.39%	-7.21%
Return After Taxes on Distributions	-8.59%	-7.40%
Return After Taxes on Distributions and Sale of Fund Shares	-4.42%	-5.28%
Investor Class
Return Before Taxes	-8.67%	-7.41%
MSCI EAFE Index Net (reflects no deduction for fees, expenses or taxes)	-14.45%	-9.12%
MSCI EAFE Value Index Net (reflects no deduction for fees, expenses or taxes)	-5.58%	-4.40%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the International Value Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and

Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management
Investment Adviser. Pzena Investment Management, LLC is the International Value Fund’s investment adviser.

Portfolio Managers. Ms. Caroline Cai (Managing Principal, Chief Executive Officer and Portfolio Manager), Mr. John P. Goetz (Managing Principal, Co-Chief Investment Officer and Portfolio Manager), Ms. Allison Fisch (Managing Principal, President and Portfolio Manager) and Mr. Rakesh Bordia (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the International Value Fund’s portfolio. Ms. Cai, Mr. Goetz and Ms. Fisch have managed the Fund since its inception in June 2021, and Mr. Bordia has managed the Fund since January 2023.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem International Value Fund shares on any business day by written request via mail (Pzena International Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-844-796-1996 (844-PZN-1996), or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$1,000	$100
Institutional Class	$1,000,000	Any Amount

Tax Information
The International Value Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase International Value Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS, AND
DISCLOSURE OF PORTFOLIO HOLDINGS

Principal Investment Objectives

Each Fund’s investment objective described in the respective Summary Sections is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders. There is no assurance that each Fund will achieve its investment objective.
Principal Investment Strategies

Mid Cap Fund

Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “mid-cap” companies. The Fund defines a “mid-cap” company as an issuer whose market capitalization at the time of initial purchase, is in the range of those found within the market capitalization range of the companies in the Russell Midcap® Index (“mid-cap companies”). As of May 31, 2023, the market capitalization of companies in the Russell Midcap® Index ranged from $361.42 million to $69.26 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its net assets in equity securities of mid-cap companies.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 30 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign companies, through ADRs or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging markets securities. The Fund may also invest in REITs. The Fund may also invest up to 10% of its net assets in limited partnerships and MLPs. From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2023, 31.30% of the Fund’s total investments was invested in the financial services sector.

In evaluating an investment by the Mid Cap Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive of pricing pressures, the potential impacts of material ESG factors, and the experience and competence of management, among other factors. No one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

In the Adviser’s opinion, normal earnings provide the most accurate measure for evaluating a company’s prospects by smoothing out extreme high and low periods of earnings, and thus this is the measure on which the Adviser focuses. The Adviser considers normal earnings to be a five-year estimate of what the company should earn in a normal environment, based on research of the company’s history and the history of its industry. Securities considered for investment will typically include companies undergoing temporary stress in the present business environment but where the Adviser judges there is a management plan or other mechanism by which earnings can be restored to the normal level. Furthermore, the Adviser seeks companies with attributes that provide downside valuation protection such as trough levels of cash flow and liquidation value. The decision to add, sell or hold a security is determined by the stock’s relative rank in the investment universe based on the price-to-normalized earnings ratio relative to other companies in the universe and in the portfolio. The weighting of the security in the portfolio is dependent on the security’s valuation ranking, its volatility and liquidity, and the diversification it adds to the current portfolio.

The Mid Cap Fund will provide at least 60 days’ prior written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in the type of investments suggested by the Fund’s name.

Small Cap Fund

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “small-cap” companies. The Fund defines a “small-cap” company as an issuer whose market capitalization at the time of initial purchase, is in the range of those found in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (“small-cap companies”). As of May 31, 2023, the market capitalization of companies in the Russell 2000® Index ranged from $4.93 million to $11.754 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its net assets in equity securities of small-cap companies.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 90 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign securities, through ADRs or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging markets securities. The Fund may also invest in REITs. The Fund may also invest up to 10% of its net assets in limited partnerships and MLPs. From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2023, 26.98% of the Fund’s total investments were invested in the financial services sector and 27.55% of the Fund’s total investments were invested in the industrial sector.

In evaluating an investment by the Small Cap Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive of pricing pressures, the potential impacts of material ESG factors, and the experience and competence of management, among other factors. No one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

In the Adviser’s opinion, normal earnings provide the most accurate measure for evaluating a company’s prospects by smoothing out extreme high and low periods of earnings, and thus this is the measure on which the Adviser focuses. The Adviser considers normal earnings to be a five-year estimate of what the company should earn in a normal environment, based on research of the company’s history and the history of its industry.  Securities considered for investment will typically include companies undergoing temporary stress in the present business environment but where the Adviser judges there is a management plan or other mechanism by which earnings can be restored to the normal level. Furthermore, the Adviser seeks companies with attributes that provide downside valuation protection such as trough levels of cash flow and liquidation value. The decision to add, sell or hold a security is determined by the stock’s relative rank in the investment universe based on the price-to-normalized earnings ratio relative to other companies in the universe and in the portfolio. The weighting of the security in the portfolio is dependent on the security’s valuation ranking, its volatility and liquidity, and the diversification it adds to the current portfolio.

The Small Cap Fund will provide at least 60 days’ prior written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in the type of investments suggested by the Fund’s name.

Emerging Markets Fund

Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in emerging market countries. Emerging market companies are generally located in, or operating within, newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe. This includes companies located in, or primarily operating from, countries in the MSCI Emerging Markets Index and/or MSCI Frontier Markets Index. The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. In managing the Emerging Markets Fund’s assets, the Adviser will look to invest in companies whose market capitalization is primarily among the 1,500 largest companies as determined by the Adviser from publicly available data sources at the time of purchase.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may also invest in REITs, including foreign real estate companies operating in emerging markets. From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector.

In evaluating an investment by the Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the potential impacts of material ESG factors, and the experience and competence of management, among other factors. No one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

In the Adviser’s opinion, normal earnings provide the most accurate measure for evaluating a company’s prospects by smoothing out extreme high and low periods of earnings, and thus this is the measure on which the Adviser focuses. The Adviser considers normal earnings to be a five-year estimate of what the company should earn in a normal environment, based on research of the company’s history and the history of its industry. Securities considered for investment will typically include companies undergoing temporary stress in the present business environment but where the Adviser judges there is a management plan or other mechanism by which earnings can be restored to the normal level. Furthermore, the Adviser seeks companies with attributes that provide downside valuation protection such as trough levels of cash flow and liquidation value. The decision to add, sell or hold a security is determined by the stock’s relative rank in the investment universe based on the price-to-normalized earnings ratio relative to other companies in the universe and in the portfolio. The weighting of the security in the portfolio is dependent on the security’s valuation ranking, its volatility and liquidity, and the diversification it adds to the current portfolio.

The Emerging Markets Fund will provide at least 60 days’ prior written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in the type of investments suggested by the Fund’s name.

International Small Cap Fund

Under normal market conditions the International Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small-cap companies located in Developed Markets outside the U.S. The Fund defines a “small-cap” company as an issuer whose market capitalization at the time of initial purchase is in the range of those found in the MSCI World ex USA Small Cap Index (the “Small Cap Index”), during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (“small cap companies”). As of May 31, 2023, the market capitalization of companies in the MSCI World ex USA Small Cap Index ranged from $74.46 million to $25.162 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its total assets in equity securities of small-cap companies. The Fund defines “Developed Markets” primarily as those classified as developed by Morgan Stanley Capital International (“MSCI”). The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 90 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may gain exposure to Developed Markets companies by purchasing equity securities in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs) and Global Depositary Receipts (“GDRs”). The Fund may also invest in real estate investment trusts (“REITs”), foreign real estate companies, emerging market securities, limited partnerships, and master limited partnerships (“MLPs”) (limited partnerships in which the ownership units are publicly traded). The Fund may invest in a wide range of industries. However, from time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2023, 33.90% of the Fund’s total investments were invested in the industrial sector.

In evaluating an investment by the International Small Cap Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive of pricing pressures, the potential impacts of material ESG factors, and the experience and competence of management, among other factors. No one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

In the Adviser’s opinion, normal earnings provide the most accurate measure for evaluating a company’s prospects by smoothing out extreme high and low periods of earnings, and thus this is the measure on which the Adviser focuses. The Adviser considers normal earnings to be a five-year estimate of what the company should earn in a normal environment, based on research of the company’s history and the history of its industry.  Securities considered for investment will typically include companies undergoing temporary stress in the present business environment but where the Adviser judges there is a management plan or other mechanism by which earnings can be restored to the normal level. Furthermore, the Adviser seeks companies with attributes that provide downside valuation protection such as trough levels of cash flow and liquidation value. The decision to add, sell or hold a security is determined by the stock’s relative rank in the investment universe based on the price-to-normalized earnings ratio relative to other companies in the universe and in the portfolio. The weighting of the security in the portfolio is dependent on the security’s valuation ranking, its volatility and liquidity, and the diversification it adds to the current portfolio.

The International Small Cap Fund will provide at least 60 days’ prior written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in the type of investments suggested by the Fund’s name.

International Value Fund

Under normal market conditions the International Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of Developed Market companies, not including U.S. companies. The Fund defines “Developed Markets” primarily as those classified as developed by MSCI. The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 60 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may gain exposure to Developed Markets companies by purchasing equity securities directly or in the form of depositary receipts, such as ADRs, EDRs and GDRs. The Fund may invest up to 15% of its net assets in emerging market and frontier market securities. The Fund may also invest in REITs, foreign real estate companies, and up to 10% of its net assets in limited partnerships, and MLPs. The Fund may invest in a wide range of industries. However, from time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2023, 25.83% of the Fund’s total investments were invested in the financial services sector.

In evaluating an investment by the International Value Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive of pricing pressures, the potential impacts of material environmental, social and governance (ESG) factors, and the experience and competence of management, among other factors. No one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

In the Adviser’s opinion, normal earnings provide the most accurate measure for evaluating a company’s prospects by smoothing out extreme high and low periods of earnings, and thus this is the measure on which the Adviser focuses.

The Adviser considers normal earnings to be a five-year estimate of what the company should earn in a normal environment, based on research of the company’s history and the history of its industry. Securities considered for investment will typically include companies undergoing temporary stress in the present business environment but where the Adviser judges there is a management plan or other mechanism by which earnings can be restored to the normal level. Furthermore, the Adviser seeks companies with attributes that provide downside valuation protection such as trough levels of cash flow and liquidation value. The decision to add, sell or hold a security is determined by the stock’s relative rank in the investment universe based on the price-to-normalized earnings ratio relative to other companies in the universe and in the portfolio. The weighting of the security in the portfolio is dependent on the security’s valuation ranking, its volatility and liquidity, and the diversification it adds to the current portfolio.

The International Value Fund will provide at least 60 days’ prior written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in the type of investments suggested by the Fund’s name.

Principal Investment Strategies Common to the Funds

The Funds primarily invest in common stocks and may also invest in preferred stocks, rights, warrants and convertible securities. From time to time, each Fund may have a significant portion of its assets invested in securities of companies in the same economic sector.

Foreign Securities. Each Fund may make significant investments in foreign securities. Each of the Funds may invest in emerging markets. The Mid Cap Fund and Small Cap Fund each invest primarily in domestic U.S. securities including securities in any U.S. index, but reserve the right to invest up to 20% of their net assets in ADRs or dollar-denominated foreign securities. The Adviser includes as a U.S. issuer a company that maintains its principal place of business in the United States; has at least 50% of its assets, revenues or earnings in the United States; or is listed on a U.S. exchange or included in a U.S. index.

Value-Style Investing. The Adviser employs a classic value investment approach for the Funds, i.e., constructing portfolios of securities that are undervalued relative to their long-term earnings power. The Adviser’s investment philosophy is to buy good businesses when they go on sale. The Adviser generally seeks to invest in companies with the following characteristics:

•low price relative to the company’s normal earnings power;
•current earnings are below normal;

•management has a sound plan for earnings recovery;
•the business has a history of earning attractive long-term returns; and
•the Adviser believes much of the downside risk is already factored into the stock’s price.

The Adviser follows the same research and investment process for each of the Funds. The Adviser begins by screening the investments with a proprietary computer model to identify the deepest value portion of the investment universe, which becomes the focus of the Adviser’s research efforts. After screening, the Adviser conducts intensive fundamental research to understand the earnings power of the business, the obstacles that it faces, and its plans for recovery. The Adviser’s portfolio managers and in-house research analysts draw on diverse sources of information such as company reports, research from brokers or investment firms, press releases, prospectuses, U.S. Securities and Exchange Commission filings, financial and trade newspapers and magazines, government and trade association data, scholarly journals, online quotation services and databases compiled by government agencies and others, and meetings with management, suppliers, clients, competitors and industry consultants. After completing the initial screening, the Adviser performs rigorous, in-depth analysis that often includes discussions with senior company management and/or onsite visits. Following the research process, a two-to four-person portfolio management team makes the final investment decisions for each Fund. The Adviser builds portfolios without regard to benchmarks. After an investment is made, there is ongoing evaluation, as the Adviser continuously monitors and evaluates each investment to assess new information.

The Adviser’s sell discipline is guided by the same ranking system with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches the midpoint of its proprietary screening model which the Adviser judges to be “fair value,” there are more attractive opportunities, or there is a change in company fundamentals.

ESG Considerations. In evaluating an investment as applied to each Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates ESG considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices).

The Adviser believes that assessing the potential impact of ESG issues on a company is critical to the investment process, both in terms of downside risk analysis and assessing future earnings upside potential.

While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Temporary or Cash Investments. Under normal market conditions, the Funds stay fully invested according to their principal investment strategies as noted above. The Funds, however, may temporarily depart from their principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. This may result in the Funds not achieving their investment objectives during that period.

There is no guarantee that the Funds will achieve their investment objectives. In addition, for longer periods of time, each Fund may hold a substantial cash position. If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent they would have if the Funds had been more fully invested. To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

From time to time, the Funds may experience significant inflows; if this occurs, the Funds may, on a temporary or interim basis, invest these new assets in other investment companies, including ETFs, until such time as the Adviser can identify and invest in appropriate securities in accordance with each Fund’s principal strategy.

Principal Risks

There is the risk that you could lose money by investing in the Funds. The value of your investment in the Funds will fluctuate as the stocks in the Funds’ portfolios change in price. The prices of the stocks the Adviser selects may decrease in value. Also, the stock market may decline suddenly, and for extended periods, adversely affecting the prices of the stocks held by the Funds. By themselves, the Funds are not complete, balanced investment plans and the success of the Funds cannot be predicted. The Fund’s principal risks are set forth below.

	Mid Cap Value	Small Cap Value	Emerging Markets Value	International Small Cap	International Value
Currency Risk	•	•	•	•	•
Depositary Receipt Risk	•	•		•	•
Emerging Markets Risk	•	•	•	•	•
Equity Securities Risk	•	•	•	•	•
Financial Services Sector Risk	•	•			•
Foreign Securities Risk	•	•	•	•	•
Frontier Markets Risk			•		•
Industrial Sector Risk				•
Limited Partnership and MLP Risk	•	•		•	•
Liquidity Risk	•	•	•	•
Management Risk	•	•	•	•	•
Market and Regulatory Risk	•	•	•	•	•
Mid-Cap Company Risk	•
Newer Fund Risk					•
Real Estate Investment Trust (REITs)	•	•
REITs and Foreign Real Estate Company Risk			•	•	•
Sector Emphasis Risk	•	•	•	•	•
Small-Cap Company Risk		•		•
Value Style Investing Risk	•	•	•	•	•

Risks Common to the Funds

Currency Risk. When the Funds buy or sell securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. If a Fund purchases or sells local currency to execute transactions on foreign exchanges, the Fund is exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings. Some countries have, and may continue to adopt internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries. In addition, a country may impose formal or informal currency exchange controls. These controls may restrict or prohibit each Fund’s ability to repatriate both investment capital and income, which could undermine the value of a Fund’s portfolio holdings and potentially place a Fund’s assets at risk of total loss. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets. Currency risks may be greater in emerging and frontier market countries than in developed market countries.

Depositary Receipt Risk. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in a Fund.

Emerging Markets Risk. The Funds’ investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; less financial sophistication, creditworthiness, and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which each Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries. Because of these risk factors, each Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Equity Securities Risk. Each Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment options such as bonds and money market instruments. The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by a Fund, and you could lose money. A Fund’s shares and the total return on your investment may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Financial Services Sector Risk. The financial services industry can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financial services industry. Financial services companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which make them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a significant negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, historically low interest rates, and potentially the failure of some financial institutions, each of which would reduce investment performance of financial services companies held by the Fund. Future outbreaks of infectious disease or other natural disasters or crises could have similar, or even more severe, impacts on the financial services industry.

Foreign Securities Risk. Investments in foreign securities (including depositary receipts), are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar.  Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Limited Partnership and MLP Risk. The Funds may invest in limited partnerships and MLPs as a non-principal strategy. To the extent that a limited partnership’s or MLP’s interests are all in a particular industry, the limited partnership and/or MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a limited partnership or MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a limited partnership or MLP than investors in a corporation. For example, investors in limited partnerships and MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, limited partnerships and MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the limited partnership or MLP to its investors. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. Furthermore, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

Liquidity Risk. Liquidity risk exists when the market for particular securities or types of securities is or becomes relatively illiquid so a Fund is unable, or it becomes more difficult for a Fund, to sell the security at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events or overall market disruptions. Securities with reduced liquidity or that become illiquid involve greater risk than securities with more liquid markets. Market quotations for illiquid securities may be volatile and/or subject to large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. To the extent that a Fund and its affiliates hold a significant portion of the issuer’s outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer’s securities were more widely held. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue and the Fund might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.

Management Risk. The Funds are actively managed investment portfolios and rely on the Adviser’s ability to pursue the Funds’ goals. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. The Adviser does not seek to replicate the performance of any index. Notwithstanding its benchmark, each Fund may invest in securities not included in its benchmarks or hold securities in very different proportions than its benchmarks. To the extent a Fund invests in those securities, the Fund’s performance depends on the ability of the Adviser to choose securities that perform better than securities that are included in the benchmark. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

General Market Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, even if the individual results of the securities and other instruments in which the Fund invests outperform the broader financial markets. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Mid-Cap Company Risk. Investing in securities of mid cap companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes. Smaller companies may have limited product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile. These stocks present greater risks than securities of larger, more diversified companies.

Newer Fund Risk. There can be no assurance that the International Value Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines it is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable to certain individual shareholders.

REITs. Investments in REITs are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Sector Emphasis Risk. The Adviser’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in a Fund investing significant amounts of their portfolios in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of a Fund’s portfolio, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of a Fund’s portfolio.

Small-Cap Company Risk. Investing in securities of small cap companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes. Smaller companies may have limited product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile. These stocks present greater risks than securities of larger, more diversified companies.

Value Style Investing Risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the Adviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. Each Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Adviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the Adviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under-perform growth stocks.

PORTFOLIO HOLDINGS INFORMATION

A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at www.pzenafunds.com.

MANAGEMENT OF THE FUNDS

Investment Adviser

Pzena Investment Management, LLC is the Funds’ investment adviser and provides discretionary investment advisory services to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust (the “Advisory Agreement”). The Adviser’s address is 320 Park Avenue, 8th Floor, New York, New York 10022. The Adviser has provided investment advisory services to individual and institutional accounts since 1996.

The Adviser provides the Funds with advice on buying and selling securities. The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds. For its services in relation to the Funds, the Adviser is entitled to receive an annual management fee, calculated daily and payable monthly, as shown in the table below. However, after applying fee waivers and expense reimbursements during the fiscal year ended February 28, 2023, the Adviser received the corresponding amount shown below:

Fund	Annual Advisory Fee Entitled to Receive	Advisory Fees Received after Waivers for Fiscal Year Ended February 28, 2023
Mid Cap Fund	0.80%	0.72%
Small Cap Fund	0.95%	0.80%
Emerging Markets Fund	1.00%	0.93%
International Small Cap Fund	1.00%	0.00%
International Value Fund	0.65%	0.00%

A discussion regarding the basis for the Board’s approval of the Advisory Agreement for the Funds is available in the Funds’ annual report for the period ended February 28, 2023.

Portfolio Managers

Mid Cap Fund

Richard Pzena, Chairman, Principal, Co-Chief Investment Officer, and Portfolio Manager
Mr. Pzena founded the Adviser in 1995 and currently serves as Chairman and Co-Chief Investment Officer for the Adviser. Mr. Pzena has worked in the investment management industry since 1986. Additionally, Mr. Pzena has co-managed the Mid Cap Focused Value strategy for the Adviser since the strategy’s inception in 1998. Mr. Pzena holds a B.S., summa cum laude, and an M.B.A. from the Wharton School of the University of Pennsylvania.

John Flynn, Principal and Portfolio Manager
Mr. Flynn joined the Adviser in 2005 and currently serves as a Portfolio Manager for the Adviser. Mr. Flynn has co-managed the Mid Cap Focused Value strategy for the Adviser since 2015. Mr. Flynn earned a B.A. in Music from Yale University and an M.B.A. with distinction from the Harvard Business School.

Benjamin S. Silver, CFA, Principal and Portfolio Manager
Mr. Silver joined the Adviser in 2001 and currently serves as a Portfolio Manager for the Adviser. Mr. Silver has co-managed the Mid Cap Focused Value strategy for the Adviser since 2017. Mr. Silver earned a B.S. magna cum laude in Accounting from Sy Syms School of Business at Yeshiva University. Mr. Silver holds the Chartered Financial Analyst designation.

Small Cap Fund

Evan D. Fox, CFA, Principal and Portfolio Manager
Mr. Fox joined the Adviser in 2007 and currently serves as a Portfolio Manager for the Adviser. Mr. Fox has co-managed the Small Cap Value Fund since its inception in 2016. Mr. Fox graduated summa cum laude from the University of Pennsylvania with a B.S. in Economics from the Wharton School and a B.A.S. from the School of Engineering and Applied Science. Mr. Fox holds the Chartered Financial Analyst designation.

John J. Flynn, Principal and Portfolio Manager
Mr. Flynn joined the Adviser in 2005 and currently serves as a Portfolio Manager for the Adviser. Mr. Flynn has co-managed the Small Cap Value Fund since its inception in 2016. Mr. Flynn earned a B.A. in Music from Yale University and an M.B.A. with distinction from the Harvard Business School.

Benjamin S. Silver, CFA, Principal and Portfolio Manager
Mr. Silver joined the Adviser in 2001 and currently serves as a Portfolio Manager for the Adviser. Mr. Silver has co-managed the Small Cap Value Fund since its inception in 2016. Mr. Silver earned a B.S. magna cum laude in Accounting from Sy Syms School of Business at Yeshiva University. Mr. Silver holds the Chartered Financial Analyst designation.

Emerging Markets Fund

Allison Fisch, Managing Principal, President, and Portfolio Manager
Ms. Fisch joined the Adviser in 2001 and currently serves as President and as a Portfolio Manager for the Adviser. Ms. Fisch has co-managed the Emerging Markets Focused Value strategy for the Adviser since its inception in 2008. Ms. Fisch holds a B.A., summa cum laude, in Psychology and a minor in Drama from Dartmouth College.

Caroline Cai, CFA, Managing Principal, Chief Executive Officer (“CEO”), and Portfolio Manager
Ms. Cai joined in the Adviser in 2004 and currently serves as CEO and as a Portfolio Manager for the Adviser. Ms. Cai has co-managed the Emerging Markets Focused Value strategy for the Adviser since 2009. Ms. Cai holds a B.A., summa cum laude, in Mathematics and Economics from Bryn Mawr College and is a Chartered Financial Analyst.

Rakesh Bordia, Principal and Portfolio Manager
Mr. Bordia joined the Adviser in 2007 and currently serves as a Portfolio Manager for the Adviser. Mr. Bordia has co-managed the Emerging Markets Focused Value strategy for the Adviser since April 2015. Mr. Bordia has a Bachelor of Technology in Computer Science and Engineering from the Indian

Institute of Technology, Kanpur, India and an M.B.A. from the Indian Institute of Management, Ahmedabad, India.

Akhil Subramanian, Principal and Portfolio Manager
Mr. Subramanian joined the Adviser in 2017 and currently serves as a Portfolio Manager for the Adviser. Mr. Subramanian has co-managed the Emerging Markets Focused Value strategy for the Adviser since January 2023. Mr. Subramanian graduated with a B.S. in Mathematics and a B.A in Economics from the University of Chicago, and an M.B.A. from Columbia Business School.

International Small Cap Fund

Matthew J. Ring, Principal and Portfolio Manager
Mr. Ring joined the Adviser in 2010 and currently serves as a Portfolio Manager for the Adviser. Mr. Ring has co-managed the International Small Cap Focused Value strategy for the Adviser since its inception in 2016. Mr. Ring holds a B.S. magna cum laude in Aerospace Engineering from the University of Notre Dame, a Masters in Mechanical Engineering from The Ohio State University, and an M.B.A. from Columbia Business School, graduating with honors.

Jason Doctor, Principal and Portfolio Manager
Mr. Doctor joined the Adviser in 2014 and currently serves as a Portfolio Manager for the Adviser. Mr. Doctor has co-managed the International Small Cap Focused Value strategy for the Adviser since January 2023. Mr. Doctor holds a B.S.F.S. in International Economics from Georgetown University and holds the Chartered Financial Analyst® designation.

International Value Fund

Caroline Cai, CFA, Managing Principal, Chief Executive Officer (“CEO”), and Portfolio Manager
Ms. Cai joined the Adviser in 2004 and currently serves as CEO and as a Portfolio Manager for the Adviser. Ms. Cai has co-managed the International Value strategy for the Adviser since 2009. Ms. Cai holds a B.A., summa cum laude, in Mathematics and Economics from Bryn Mawr College and is a Chartered Financial Analyst. Ms. Cai has been managing the Fund since its inception in June 2021.

John Goetz, Managing Principal, Co-Chief Investment Officer, and Portfolio Manager
Mr. Goetz joined the Adviser in 1996 and currently serves as Co-Chief Investment Officer for the Adviser. Mr. Goetz has co-managed the International Value strategy for the Adviser since its inception in 2008. Mr. Goetz holds a B.A., summa cum laude, in Mathematics and Economics from Wheaton College and an M.B.A. from the Kellogg School of Management at Northwestern University. Mr. Goetz has been managing the Fund since its inception in June 2021.

Allison Fisch, Managing Principal, President, and Portfolio Manager
Ms. Fisch joined the Adviser in 2001 and currently serves as President and as a Portfolio Manager for the Adviser. Ms. Fisch has co-managed the International Value strategy for the Adviser since 2016. Ms. Fisch holds a B.A., summa cum laude, in Psychology and a minor in Drama from Dartmouth College. Ms. Fisch has been managing the Fund since its inception in June 2021.

Rakesh Bordia, Principal and Portfolio Manager
Mr. Bordia joined the Adviser in 2007 and currently serves as a Portfolio Manager for the Adviser. Mr. Bordia has co-managed the International Value strategy for the Adviser since January 2023. Mr. Bordia has a Bachelor of Technology in Computer Science and Engineering from the Indian Institute of

Technology, Kanpur, India and an M.B.A. from the Indian Institute of Management, Ahmedabad, India. Mr. Bordia has been managing the Fund since January 2023.

The SAI provides additional information about the portfolio managers for the Funds, including information about their compensation, other accounts managed by them, their ownership of securities in the Funds, and any conflicts of interest.

Similarly Managed Account Performance

The Mid Cap Fund, Emerging Markets Fund, International Small Cap Fund and International Value Fund are each managed in a manner that is substantially similar to certain other accounts (each, a “Composite” and collectively referred to herein as the “Composites”) managed by the Adviser. Each Composite has investment objectives, policies, strategies and risks substantially similar to those of the applicable Fund. The portfolio managers responsible for the management of the Composites are the same portfolio managers who will be responsible for the management of the respective Funds. You should not consider the past performance of the Composites as indicative of the future performance of the Funds.

The following tables set forth performance data relating to the Composites which represent the only accounts managed by the Adviser in a substantially similar manner to the portfolios of the Funds. The data is provided to illustrate the past performance of the Adviser and portfolio managers in managing substantially similar accounts as measured against appropriate indices, and does not represent the performance of the Funds. The Composites shown are not subject to the same types of expenses to which the Funds are subject, the Composites are rebalanced differently and less frequently than the Funds which will affect, among other things, transactions costs and may affect the comparability of performance, nor are the Composites subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940, as amended (the “1940 Act”), or Subchapter M of the Code. Consequently, the performance results for each Composite expressed below could have been adversely affected if it had been regulated as an investment company under the federal securities laws.

The Pzena Mid Cap Focused Value Composite
The chart below shows the historical performance of the Pzena Mid Cap Focused Value Composite of the Adviser (the “Mid Cap Composite”).

	Annualized Performance as of December 31, 2022
	1 Year	2 Years	3 Years	5 Years	10 Years	Since Inception (9/1/1998)
Mid Cap Composite – Net	-5.99%	11.23%	9.72%	5.83%	11.08%	10.99%
Mid Cap Composite – Gross	-5.04%	12.33%	10.82%	6.89%	12.18%	12.09%
Russell Midcap® Value Index	-12.03%	6.25%	5.82%	5.72%	10.11%	9.70%

The Mid Cap Composite includes the Mid Cap Fund, which represented $116.5 million and 46.9% of the Composite as of December 31, 2022. The Mid Cap Composite includes all accounts managed by the Adviser in a substantially similar manner to the Mid Cap Fund. The standard management fee charged to accounts in the Mid Cap Composite ranges from 0.50% to 1.50% of managed assets. Net rates of return are presented net of investment management fees and net of the deduction of brokerage commissions and transaction costs. Gross rates of return are presented gross of investment management fees and net of the deduction of brokerage commissions and transaction costs. The fees of the Mid Cap Composite differ from the fees of the Mid Cap Fund. The fees and expenses associated with an investment in the Mid Cap Composite are lower than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Investor Class or Institutional Class shares of the Mid Cap Fund, so that if the Mid Cap Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

The Pzena Emerging Markets Focused Value Composite
The chart below shows the historical performance of the Pzena Emerging Markets Focused Value Composite of the Adviser (the “Emerging Markets Composite”).

	Annualized Performance as of December 31, 2022
	1 Year	2 Years	3 Years	5 Years	10 Years	Since Inception (1/1/2008)
Emerging Markets Composite – Net	-6.62%	-0.30%	2.69%	1.80%	3.49%	2.52%
Emerging Markets Composite – Gross	-5.68%	0.70%	3.72%	2.81%	4.53%	3.63%
MSCI Emerging Markets Index (Net USD)	-20.09%	-11.75%	-2.69%	-1.40%	1.44%	0.65%
MSCI Emerging Markets Value Index	-15.83%	-6.44%	-2.62%	-1.59%	0.06%	0.07%

The Emerging Markets Composite includes the Emerging Markets Fund, which represented $952.4 million and 28.1% of the Composite as of December 31, 2022. The Emerging Markets Composite includes all accounts managed by the Adviser in a substantially similar manner to the Emerging Markets Fund. The standard management fee charged to accounts in the Emerging Markets Composite ranges from 0.70% to 1.00% of managed assets. Net rates of return are presented net of investment management fees and net of the deduction of brokerage commissions and transaction costs. Gross rates of return are presented gross of investment management fees and net of the deduction of brokerage commissions and transaction costs. The fees of the Emerging Markets Composite differ from the fees of the Emerging Markets Fund. The fees and expenses associated with an investment in the Emerging Markets Composite are lower than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Investor Class or Institutional Class shares of the Emerging Markets Fund, so that if the Emerging Markets Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

The Pzena International Small Cap Focused Value Composite
The chart below shows the historical performance of the Pzena International Small Cap Focused Value Composite (the “International Small Cap Composite”) of the Adviser.

	Annualized Performance as of December 31, 2022
	1 Year	2 Years	3 Years	5 Years	Since Inception (10/1/2016)
International Small Cap Composite – Net	-1.31%	7.37%	4.60%	0.16%	5.24%
International Small Cap Composite – Gross	-0.32%	8.44%	5.65%	1.16%	6.29%
MSCI World Ex USA Small Cap Index	-20.59%	-6.05%	-0.15%	0.45%	4.33%
MSCI World Ex USA Small Cap Value Index	-14.00%	-1.30%	-0.02%	0.04%	4.03%

The International Small Cap Composite includes the International Small Cap Fund, which represented $15.5 million and 55.0% of the Composite as of December 31, 2022. The International Small Cap Composite includes all accounts managed by the Adviser in a substantially similar manner to the International Small Cap Fund. Currently, there are no fee-paying accounts in the International Small Cap Composite. Net rates of return are presented net of investment management fees and net of the deduction of brokerage commissions and transaction costs. Gross rates of return are presented gross of investment management fees and net of the deduction of brokerage commissions and transaction costs. The fees of the International Small Cap Composite differ from the fees of the Fund. The fees and expenses associated with an investment in the International Small Cap Composite are lower than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Investor Class or Institutional Class shares of the Fund, so that if the International Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

The Pzena International Value Strategy Composite
The chart below shows the historical performance of the Pzena International Value Strategy Composite of the Adviser.

	Annualized Performance as of December 31, 2022
	1 Year	3 Years	5 Years	10 Years	Since Inception (11/1/2008)
International Value Composite – Net	-8.07%	2.81%	1.43%	5.36%	7.82%
International Value Composite (Gross)	-7.56%	3.38%	1.99%	5.94%	8.41%
MSCI EAFE Index	-14.45%	0.87%	1.54%	4.67%	6.11%
MSCI EAFE Value Index	-5.58%	0.65%	0.17%	3.51%	5.17%

The International Value Strategy Composite includes the International Value Fund, which represented $38.5 million and 1.0% of the Composite as of December 31, 2022. The International Value Strategy Composite includes all accounts managed by the Adviser in a substantially similar manner to the Fund.

Net rates of return are presented net of investment management fees, if any, and net of all expenses, including the deduction of brokerage commissions and transaction costs. Gross rates of return are presented gross of investment management fees, if any, and net of all expenses, including the deduction of brokerage commissions and transaction costs. The fees of the Composite differ from the fees of the Fund. The fees and expenses associated with an investment in the Composite are lower than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Investor Class or Institutional Class shares of the Fund, so that if the Composite's expenses were adjusted for these Fund expenses, its performance would have been lower.

The methodology used to calculate the total return of the Composite is different than the U.S. Securities and Exchange Commission’s prescribed methods for calculating total return for mutual funds and may produce different results.

Fund Expenses

The Funds are responsible for their own operating expenses. However, the Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Funds to ensure that the Funds’ aggregate annual operating expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing plan fees, or any other class-specific expenses) do not exceed the following amounts as a percentage of each Fund’s average daily net assets, through at least June 28, 2024:

Fund
Mid Cap Fund	0.90%
Small Cap Fund	1.00%
Emerging Markets Fund	1.08%
International Small Cap Fund	1.17%
International Value Fund	0.74%

The term of the Funds’ operating expenses limitation agreement is indefinite, and it can only be terminated by the Board. The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Funds to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

SHAREHOLDER INFORMATION

Share Price

Shares of the Funds are sold at NAV per share, which is calculated for each Fund as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business. However, the Funds’ NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays. The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests. The NAV is the value of the Funds’ securities, cash and other assets, minus all liabilities (assets – liabilities = NAV). NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share). The NAV takes into account the expenses and fees of the Funds, including management, shareholder servicing and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available. Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund uses the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures adopted by the Adviser and approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

When fair value pricing is employed, the prices of securities used to calculate the Funds’ NAVs may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale. Therefore, if a shareholder purchases or redeems shares in the Funds when they hold securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Trading in Foreign Securities

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Funds’ NAVs are calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAVs. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAVs in advance of the time the NAVs are calculated. The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

Description of Classes

The Board has adopted a multiple class plan that allows the Funds to offer one or more classes of shares of the Funds. The Funds offer two classes of shares – Investor Class and Institutional Class. This Prospectus offers both the Investor Class and Institutional Class. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses.

Investor Class shares are charged a 0.25% Rule 12b-1 distribution and service fee and a 0.10% shareholder servicing plan fee. Investor Class shares do not have a front-end sales charge or contingent deferred sales charge (“CDSC”).

Institutional Class shares do not have a Rule 12b-1 distribution or any other shareholder servicing plan fees. Institutional Class shares do not have a front-end sales charge or CDSC.

Buying Fund Shares

To purchase shares of a Fund, you must invest at least the minimum amount in the Fund.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular Accounts	$5,000	$100
Retirement Accounts	$1,000	$100
Institutional Class	$1,000,000	Any Amount

Shares of the Funds may be purchased by check, wire, electronic funds transfer via the Automated Clearing House (“ACH”) network or through approved financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals and their agents (“Brokers”) authorized by the Funds to receive purchase orders. Each Fund’s minimum initial investment (as well as subsequent additional investments) depends on the nature of the account as shown in the table above.

Please note the following:

•Institutional Class shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investments in the Funds and may also be purchased directly through the Funds’ transfer agent, U.S. Bank Global Fund Services (the “Transfer Agent”).
•Wrap account programs established with broker-dealers or financial intermediaries may purchase Institutional Class shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administrative payment to any third-party.
•A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Institutional Class shares investment minimum.

The Funds’ minimum investment requirements may be waived from time to time by the Adviser, and for the following types of shareholders:

•current and retired employees, directors/trustees and officers of the Board, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);
•any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;

•current employees of the Transfer Agent, broker-dealers who act as selling agents for the Funds, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;
•registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor;
•qualified broker-dealers who have entered into an agreement with the Funds’ distributor; and
•existing clients of the Adviser, their employees and immediate family members of such employees.

All checks must be in U.S. dollars drawn on a domestic financial institution. The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks or any conditional order or payment.

To buy shares of the Funds, complete an account application and send it together with your check for the amount you wish to invest in a Fund to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent. If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. You may also be responsible for any loss sustained by the Funds.

In-Kind Purchases

The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds. Such a transfer of securities would be a taxable event for you. See the SAI for further information about the terms of these purchases.

Additional Investments

Additional purchases of Investor Class shares in the Funds may be made for $100 or more for regular accounts, $100 or more for retirement accounts and additional purchases of Institutional Class shares may be made in any amount. Exceptions and waivers of the additional purchase minimum may be made at the Adviser’s discretion. You may purchase additional shares of the Funds by sending a check, with the stub from your account statement, to the Funds at the addresses listed under “Methods of Buying.” Please ensure that you include your account number on the check. If you do not have the stub from your Fund account statement, include your name, address and account number on a separate statement. You may also make additional purchases by wire, by electronic funds transfer through the ACH network or through a Broker. Please follow the procedures described in this Prospectus.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting management strategies and by increasing expenses. Accordingly, the Funds may reject your purchase order if, in the Adviser’s opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to a Fund, or rejection otherwise would be in a Fund’s best interest.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your new account application as part of the Funds’ Anti-Money Laundering Program. As requested on the new account application, you must provide your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-844-796-1996 (844-PZN-1996) if you need additional assistance when completing your new account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the new account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment, you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). If elected on your new account application, money can be automatically transferred from your checking or savings account on a bi-weekly, monthly, bi-monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $50 or more for Investor Class (no minimum amount for Institutional Class), and your financial institution must be a member of the ACH network. The first AIP purchase will take place no earlier than 7 business days after the Transfer Agent has received your request. The Transfer Agent will charge a $25 fee for any ACH payment that is rejected by your bank. You may terminate your participation in the AIP by notifying the Transfer Agent at 1-844-796-1996 (844-PZN-1996), at least five calendar days prior to the date of the next AIP transfer. The Funds may modify or terminate the AIP at any time without notice.

Requests Must be Received in Good Order
Your share price will be the next NAV per share calculated after the Transfer Agent or your Broker receives your request in good order. “Good order” means that your purchase request includes: (1) the name of the Fund and share class, (2) the dollar amount of shares to be purchased, (3) your new account application or investment stub, and (4) a check payable to either the “Pzena Mid Cap Value Fund,” “Pzena Small Cap Value Fund,” “Pzena Emerging Markets Value Fund,” “Pzena International Value Fund,” or the “Pzena International Small Cap Value Fund.” All requests received in good order before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. (Eastern Time) will receive the next business day’s NAV per share.

Methods of Buying

Through a Broker
The Funds may be offered through Brokers (e.g., broker-dealer or other financial intermediary). The Funds may also be offered directly through the distributor. An order placed with a Broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds after receipt by a Broker. Your Broker will hold your shares in a pooled account in the Broker’s name. The Funds may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services. The Broker who offers shares may require payment of fees from their individual clients. If you invest through a Broker, the policies and fees may be different than those described in this Prospectus. For example, the Broker may charge transaction fees or set different minimum investments. The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Prospectus.

Please contact your Broker to see if they are an approved Broker of the Funds and for additional information.

By mail
All purchases by check must be in U.S. dollars drawn on a domestic financial institution. The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks or any conditional order or payment.

To buy shares of a Fund, complete a new account application and send it together with your check for the amount you wish to invest in a Fund to the address below. Checks should be made payable to the specific Pzena Fund in which you are investing. To make additional investments once you have opened your account, write your account number on the check and send it together with the remittance form from your most recent confirmation statement received from the Transfer Agent. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. You may also be responsible for any loss sustained by the Funds for any payment that is returned.

Regular Mail
Pzena Funds
[Name of Pzena Fund]
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight Delivery
Pzena Funds
[Name of Pzena Fund]
c/o U.S. Bank Global Fund Services
615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.

By telephone	If you accepted telephone options on your account application, you may make additional investments by telephone. If you have given authorization for telephone transactions and your account has been open for at least seven business days, call the Transfer Agent toll-free at 1-844-796-1996 (844-PZN-1996), and you will be allowed to move money in amounts of $100 or more for regular accounts and $100 or more for retirement accounts for the Investor Class and no minimum amount for Institutional Class, from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions. If your order is placed before 4:00 p.m., Eastern Time, shares will be purchased in your account at the NAV determined on that day. For security reasons, requests by telephone will be recorded.

By wire
To open an account by wire, a completed new account application is required before your wire can be accepted. You may mail or overnight deliver your new account application to the Transfer Agent. Upon receipt of your completed new account application, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire payment. Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit: (name of the Pzena Fund)
(your name or the title on the account)
(your account #)

Before sending your wire, please contact the Transfer Agent at 1-844-796-1996 (844-PZN-1996) to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing. The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Selling (Redeeming) Fund Shares

You may redeem the Funds’ shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

As further described below, the Funds typically expect to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings. The Funds typically expect that it will take one to three days following the receipt of your redemption request in good order, to pay out redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days if sending proceeds earlier could adversely affect the Funds. If you did not purchase your shares with a wire payment, the Funds may delay payment of your redemption proceeds for up to 12 calendar days from purchase or until your payment has cleared, whichever occurs first.

The Funds typically expect to fulfill redemption requests in cash. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. These redemption methods will be used regularly and may also be used in unusual market conditions.

The Funds reserve the right to redeem in-kind as described under “Redemptions ‘In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Funds and its remaining shareholders. Redemptions in-kind are typically only used in unusual market conditions.

If you wish to redeem by mail, your proceeds will be delivered by the method you choose. If you choose to have your proceeds delivered by mail, payment will generally be mailed to you within one to two business days after the request is received. You may also choose to redeem by wire or via the ACH system to your bank (see below). If you choose to redeem by wire, proceeds will generally be wired on the next business day. If you choose to redeem via ACH, credit may not be available in your bank account for two to three days.

If you purchase shares using a check or the ACH network and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase payment has cleared (usually within 12 calendar days). There are certain times when you may be unable to sell Fund shares or receive proceeds.

Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the U.S. Securities and Exchange Commission (“SEC”) may permit for the protection of a Fund’s shareholders.

Through a Broker	If you purchased your shares through a Broker, your redemption order must be placed through the same Broker. The Broker must receive and transmit your redemption order to the Transfer Agent prior to 4:00 p.m. (Eastern Time) for the redemption to be processed at the current day’s NAV per share. Orders received after 4:00 p.m. (Eastern Time) will receive the next business day’s NAV per share. Please keep in mind that your Broker may charge additional fees for its services.

By mail
You may redeem shares directly from a Fund by mail. Send your written redemption request to the Transfer Agent at the address below. Your request should be in good order and contain the Fund’s name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).

Regular Mail
Pzena Funds
[Name of Pzena Fund]
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight Delivery
Pzena Funds
[Name of Pzena Fund]
c/o U.S. Bank Global Fund Services
615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, must be included if any of the following situations apply:

•You wish to redeem more than $50,000 worth of shares;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days;
•When ownership is being changed on your account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

The Funds and/or the Transfer Agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

If applicable, shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, as well as from participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. A notary public cannot provide a signature guarantee.

By telephone
To redeem shares by telephone, call the Funds at 1-844-796-1996 (844-PZN-1996) and specify the amount of money you wish to redeem up to $50,000. You may have a check sent to the address of record, or, if previously established on your account, you may have proceeds sent by wire or electronic funds transfer through the ACH network directly to your bank account. Wires are subject to a $15 fee paid by the investor and your bank may charge a fee to receive wired funds. You do not incur any charge when proceeds are sent via the ACH network; however, credit may not be available in your bank account for two to three days.

If you are authorized to perform telephone transactions (either through your new account application or by subsequent arrangement in writing with the Funds) you may redeem shares in the amount of $50,000 or less, by instructing the Funds by phone at 1-844-796-1996 (844-PZN-1996). A signature guarantee or acceptable signature verification may be required of all shareholders in order to qualify for or to change telephone redemption privileges.

You may encounter higher than usual call wait times during periods of high market activity. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting:

•That you correctly state the Fund account number;
•The name in which your account is registered;
•The social security or tax identification number under which the account is registered; and
•The address of the account holder, as stated in the account application.

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares of one Fund for shares of another Fund in the Trust, including those Funds offered in separate prospectuses, without incurring any additional sales charges. However, you should note the following:
•Exchanges may only be made between like shares classes;
•You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•Before exchanging into another Fund, read a description of the fund in its separate prospectus or in this Prospectus. A copy of the prospectus for each Fund may be obtained by calling 1-844-796-1996 (844-PZN-1996);
•Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the length of time shares are held, subject to certain limitations on the deductibility of losses;
•Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

•If you have established telephone exchange privileges on your account, you can make a telephone request to exchange your shares for an additional $5 fee; and
•The minimum exchange amount between existing accounts invested in the Funds is the minimum subsequent investment amount for your share class and your type of account.
You may make exchanges of your shares between the Funds by telephone, in writing or through your broker or other financial intermediary.
Systematic Withdrawal Plan

You may request that a predetermined dollar amount be sent to you each month or quarter. Your account must have a value of at least $25,000 for Investor Class and $500,000 for Institutional Class for you to be eligible to participate in the Systematic Withdrawal Plan (the “SWP”). The minimum withdrawal amount for the Investor Class is $250 and the minimum withdrawal amount for the Institutional Class is $1,000. If you elect this method of redemption, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. You may request an application for the SWP by calling the Transfer Agent toll-free at 1-844-796-1996 (844-PZN-1996). The Funds may modify or terminate the SWP at any time. You may terminate your participation in the SWP by writing or calling the Transfer Agent five calendar days prior to the effective date of the next withdrawal.

Redemptions In-Kind

The Fund generally pays redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash. A redemption, whether in cash or in-kind, is a taxable event to you. See the SAI for further information about the terms of these redemptions.

Other Redemption Information

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Shares held in IRA and other retirement plan accounts may be redeemed by telephone at 1-844-796-1996 (844-PZN-1996). Investors will be asked whether or not to withhold taxes from any distribution.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performances. The Funds take steps to reduce the frequency and effect of these activities in the Funds. These steps include monitoring trading practices, rejecting exchanges between the Funds that seem to be excessive and using fair value pricing. A Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance or whether the shareholder has conducted four round trip transactions within a 12-month period. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.

Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is severely limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, Quasar Distributors, LLC, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their short-term trading policies. Information received from financial intermediaries on omnibus accounts will not be used for any other purpose except for compliance with SEC rules.

Fair Value Pricing
Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Adviser has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Adviser. There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

More detailed information regarding fair value pricing can be found under the heading titled, “Shareholder Information – Share Price.”

General Policies
Some of the following policies are mentioned above. In general, the Funds reserve the right to:

•Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•    Reject any purchase request for any reason. Generally, the Funds do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);
•    Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity. If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV; and
•    Reject any purchase or redemption request that does not contain all required documentation.

If you accept telephone options on the new account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may also mail your request to the Funds at the address listed under “Methods of Buying.”

Your broker or other financial intermediary may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your Broker or other financial intermediary for details.

Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Funds maintain a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds.  Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account.  If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll-free at 1-844-796-1996 (844-PZN-1996) at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents, you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-796-1996 (844-PZN-1996) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
Service Fees – Other Payments to Third Parties

The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to Rule 12b-1 and shareholder servicing plan fees paid by each Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.

DISTRIBUTION OF FUND SHARES

Distribution and Service (Rule 12b-1) Plan

The Funds have adopted a plan pursuant to Rule 12b-1 that allows each Fund’s Investor Class shares to pay distribution and service fees for the sale, distribution and servicing of its shares. The plan provides for the payment of a distribution and service fee at the annual rate of up to 0.25% of average daily net assets of each Fund’s Investor Class shares. Because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan

The Funds have a shareholder servicing plan with respect to the Investor Class of each Fund. The Funds pay the Adviser, who in turn may pay authorized agents, up to 0.10% of the average daily net assets of the Investor Class of each Fund attributable to their shareholders. The authorized agents may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the Transfer Agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

While this plan is in effect, the Adviser reports in writing at least quarterly to the Funds’ Board, and the Board reviews the amounts expended under the plan and the purposes for which such expenditures were made.

The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder services.

DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds make distributions of dividends and capital gains, if any, at least annually, typically in December. A Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash.

Dividends will be taxable whether received in cash or in additional shares. If you wish to change your distribution option, write or call the Transfer Agent at 1-844-796-1996 (844-PZN-1996) in advance of the payment date of the distribution. Dividends and distributions will be taxable whether paid in cash or reinvested in additional shares.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

Tax Matters

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Code. As regulated investment companies, the Funds generally will not be subject to federal income tax if each distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI. There is no assurance that the distributions of the Funds will be sufficient to eliminate all taxes in every year.

The Funds make distributions of dividends and capital gains. Dividends are taxable to shareholders as ordinary income (or in some cases as qualified dividend income) or capital gain. Fund distributions of short-term capital gains are taxable as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains. The rate an individual shareholder pays on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long the individual has owned the Fund shares. Generally none or only a small portion of the dividends paid to you as a result of the Funds’ investment in real estate investment trusts is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates. Although distributions generally are taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December. Dividends and net capital gains are subject to a 3.8% Medicare tax for shareholders in the higher tax brackets.

You will be taxed on distributions from the Funds regardless of whether you receive your dividends and capital gain distributions in cash or if they are reinvested in additional Fund shares. Both cash and reinvested distributions will be taxed in the same manner. Shareholders should be aware that the Funds may make taxable distributions of income and capital gains even when share values have declined.

If you redeem your Fund shares, part of your redemption proceeds may represent your allocable share of the distributions made by the Fund relating to that tax year of the redemption. You will be informed annually of the amount and nature of the Fund’s distributions. Sale or exchange of your Fund shares is generally a taxable event for you. An exchange of shares between the Funds by you is treated as a taxable sale. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction. The Code limits the deductibility of capital losses in certain circumstances.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership (“MLP”) investments. Non-corporate shareholders can claim the qualified business income deduction with respect to REIT dividends received by a Fund if the Fund meets certain holding period and reporting requirements. There is currently no mechanism for the Funds, to the extent that the Funds invest in REITs or MLPs, to pass through to non-corporate shareholders the character of ordinary REIT dividends or income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable the Funds to pass through to non-corporate shareholders the ability to claim this deduction.

By law, the Funds must withhold as backup withholding at a rate under section 3406 of the Code of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the

Internal Revenue Service (“IRS”) instructs the Funds to do so. Backup withholding is not an additional tax and amounts withheld may be credited if proper documentation is provided to the IRS.

Additional information concerning the taxation of the Funds and their shareholders is contained in the SAI. Tax consequences are not the primary consideration of the Funds in making investment decisions. You should consult your own tax adviser concerning federal, state and local taxation of distributions from a Fund.

INDEX DESCRIPTIONS

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The MSCI EAFE Index is an equity index which captures large and mid cap representation across 21 Developed Markets countries* around the world, excluding the United States and Canada. With 844 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Value Index captures large and mid cap securities exhibiting overall value style characteristics across Developed Markets countries* around the world, excluding the United States and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets, and provides equity returns including dividends net of withholding tax rates as calculated by MSCI.

The MSCI Emerging Markets Value Index is based on a traditional market cap weighted parent index, the MSCI Emerging Markets Index. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

The MSCI World ex USA Small Cap Index is an unmanaged index considered representative of small-cap stocks of global developed markets, excluding those of the United States. It captures small cap representation across 22 of 23 Developed Markets (DM) countries* (excluding the United States). With 2,542 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country. *DM countries in this index include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.

The MSCI World Ex USA Small Cap Value Index is based on a traditional market cap weighted parent index, the MSCI World ex-USA Small Cap Index. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

The Russell Midcap® Value Index is a market capitalization weighted index representing the smallest 800 companies in the Russell 1000® Index.

The Russell 2000® Value Index is an unmanaged index that measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth rates. The index is reconstituted annually so that stocks that have outgrown the index can be removed and new entries can be added.

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand the financial performance of each Fund’s shares for the fiscal periods shown. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund assuming reinvestment of all dividends and distributions. The Funds’ information has been audited by Tait, Weller & Baker LLP, whose report, along with each Fund’s financial statements, are included in the Funds’ annual report dated February 28, 2023, which is available free of charge upon request.

Pzena Mid Cap Value Fund – Investor Class

For a share outstanding throughout each year	Year Ended February 28,	Year Ended February 28,	Year Ended February 28,	Year Ended February 29,		Year Ended February 28,
	2023	2022	2021	2020		2019
PER SHARE DATA:
Net asset value, beginning of year	$16.12	$15.05	$10.86	$11.59		$12.92

Income from investment operations:
Net investment income(1)	0.17	0.12	0.16	0.12		0.11
Net realized and unrealized gain/(loss) on investments	(0.01)	2.44	4.32	(0.74)		(1.18)
Total from investment operations	0.16	2.56	4.48	(0.62)		(1.07)

Less distributions:
Dividends from net investment income	(0.15)	(0.24)	(0.05)	(0.06)		—
Dividends from net realized gain on investments	(1.85)	(1.25)	(0.24)	(0.05)		(0.26)
Total distributions	(2.00)	(1.49)	(0.29)	(0.11)		(0.26)

Redemption fees retained	—	—	—	0.00	(1)(2)	0.00	(1)(2)

Net asset value, end of year	$14.28	$16.12	$15.05	$10.86		$11.59

TOTAL RETURN	1.96%	17.52%	41.53%	-5.49%		-8.12%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$6,667	$11,934	$8,972	$3,387		$8,920
Ratio of expenses to average net assets:
Before fee waivers	1.32%	1.31%	1.40%	1.56%		1.66%
After fee waivers	1.24%	1.24%	1.24%	1.23%		1.24%
Ratio of net investment income to average net assets:
Before fee waivers	1.07%	0.63%	1.33%	0.69%		0.48%
After fee waivers	1.15%	0.70%	1.49%	1.02%		0.90%
Portfolio turnover rate(3)	35%	22%	45%	32%		34%

(1)Based on average shares outstanding.
(2)Amount is less than $0.01 per share.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole.

Pzena Mid Cap Value Fund – Institutional Class

For a share outstanding throughout each year	Year Ended February 28,	Year Ended February 28,	Year Ended February 28,	Year Ended February 29,		Year Ended February 28,
	2023	2022	2021	2020		2019
PER SHARE DATA:
Net asset value, beginning of year	$15.92	$14.87	$10.72	$11.44		$12.93

Income from investment operations:
Net investment income(1)	0.22	0.17	0.20	0.16		0.15
Net realized and unrealized gain/(loss) on investments	—	2.42	4.27	(0.73)		(1.20)
Total from investment operations	0.22	2.59	4.47	(0.57)		(1.05)

Less distributions:
Dividends from net investment income	(0.22)	(0.29)	(0.08)	(0.10)		(0.18)
Dividends from net realized gain on investments	(1.85)	(1.25)	(0.24)	(0.05)		(0.26)
Total distributions	(2.07)	(1.54)	(0.32)	(0.15)		(0.44)

Redemption fees retained	—	—	—	0.00	(1)(2)	0.00	(1)(2)

Net asset value, end of year	$14.07	$15.92	$14.87	$10.72		$11.44

TOTAL RETURN	2.37%	17.99%	42.06%	-5.17%		-7.82%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$128,225	$123,926	$108,895	$51,867		$33,928
Ratio of expenses to average net assets:
Before fee waivers	0.98%	0.97%	1.06%	1.23%		1.32%
After fee waivers	0.90%	0.90%	0.90%	0.90%		0.90%
Ratio of net investment income to average net assets:
Before fee waivers	1.42%	0.97%	1.67%	1.02%		0.82%
After fee waivers	1.50%	1.04%	1.83%	1.35%		1.24%
Portfolio turnover rate(3)	35%	22%	45%	32%		34%

(1)Based on average shares outstanding.
(2)Amount is less than $0.01 per share.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole.

Pzena Small Cap Value Fund – Investor Class

For a share outstanding throughout each year	Year Ended February 28,	Year Ended February 28,	Year Ended February 28,	Year Ended February 29,	Year Ended February 28,
	2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of year	$14.20	$13.07	$9.57	$10.90	$11.10

Income from investment operations:
Net investment income(1)	0.06	0.01	0.11	0.06	0.00	(2)
Net realized and unrealized gain/(loss) on investments	0.66	1.31	3.55	(1.39)	0.22
Total from investment operations	0.72	1.32	3.66	(1.33)	0.22

Less distributions:
Dividends from net investment income	(0.08)	(0.09)	—	—	—
Dividends from net realized gain on investments	(1.94)	(0.10)	(0.16)	—	(0.42)
Total distributions	(2.02)	(0.19)	(0.16)	—	(0.42)

Redemption fees retained	—	—	—	0.00(1)(2)	0.00(1)(2)

Net asset value, end of year	$12.90	$14.20	$13.07	$9.57	$10.90

TOTAL RETURN	6.34%	10.04%	38.46%	-12.20%	2.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$4,132	$3,663	$2,409	$1,310	$6,139
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.49%	1.48%	1.69%	2.09%	2.36%
After fee waivers and expense reimbursement	1.34%	1.41%	1.38%	1.42%	1.52%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	0.31%	0.00%	0.90%	(0.13)%	(0.81)%
After fee waivers and expense reimbursement	0.46%	0.07%	1.21%	0.54%	0.03%
Portfolio turnover rate(3)	28%	10%	26%	38%	52%

(1)Based on average shares outstanding.
(2)Amount is less than $0.01 per share.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole.

Pzena Small Cap Value Fund – Institutional Class

For a share outstanding throughout each year	Year Ended February 28,	Year Ended February 28,	Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
	2023	2022	2021		2020		2019
PER SHARE DATA:
Net asset value, beginning of year	$14.28	$13.14	$9.60		$10.99		$11.17

Income from investment operations:
Net investment income(1)	0.10	0.05	0.14		0.09		0.04
Net realized and unrealized gain/(loss) on investments	0.65	1.31	3.57		(1.40)		0.23
Total from investment operations	0.75	1.36	3.71		(1.31)		0.27

Less distributions:
Dividends from net investment income	(0.12)	(0.12)	(0.01)		(0.08)		(0.03)
Dividends from net realized gain on investments	(1.94)	(0.10)	(0.16)		—		(0.42)
Total distributions	(2.06)	(0.22)	(0.17)		(0.08)		(0.45)

Redemption fees retained	—	—	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)

Net asset value, end of year	$12.97	$14.28	$13.14		$9.60		$10.99

TOTAL RETURN	6.50%	10.36%	38.87%		-12.07%		2.83%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$91,814	$118,998	$70,012		$30,593		$20,083
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.18%	1.17%	1.41%		1.77%		2.03%
After fee waivers and expense reimbursement	1.03%	1.10%	1.10%		1.10%		1.19%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	0.62%	0.31%	1.18%		0.19%		(0.48)%
After fee waivers and expense reimbursement	0.77%	0.38%	1.49%		0.86%		0.36%
Portfolio turnover rate(3)	28%	10%	26%		38%		52%

(1)Based on average shares outstanding.
(2)Amount is less than $0.01 per share.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole.

Pzena Emerging Markets Value Fund – Investor Class

For a share outstanding throughout each year	Year Ended February 28,	Year Ended February 28,	Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
	2023	2022	2021		2020		2019
PER SHARE DATA:
Net asset value, beginning of year	$11.59	$11.84	$8.96		$10.56		$11.46
Income from investment
operations:
Net investment income(1)	0.29	0.20	0.14		0.16		0.13
Net realized and unrealized gain/(loss) on investments	(0.69)	(0.16)	2.86		(1.37)		(0.93)
Total from investment operations	(0.40)	0.04	3.00		(1.21)		(0.80)

Less distributions:
Dividends from net investment income	(0.16)	(0.21)	(0.09)		(0.14)		(0.10)
Dividends from net realized gain on investments	(0.03)	(0.08)	(0.03)		(0.25)		—
Total distributions	(0.19)	(0.29)	(0.12)		(0.39)		(0.10)

Redemption fees retained	—	—	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)

Net asset value, end of year	$11.00	$11.59	$11.84		$8.96		$10.56

TOTAL RETURN	-3.39%	0.31%	33.63%		-11.85%		-6.95%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$36,800	$22,332	$17,996		$10,563		$12,814
Ratio of expenses to average net assets:
Before fee waivers	1.50%	1.50%	1.56%		1.58%		1.60%
After fee waivers	1.43%	1.43%	1.43%		1.56%		1.59%
Ratio of net investment income to average net assets:
Before fee waivers	2.61%	1.57%	1.32%		1.55%		1.25%
After fee waivers	2.68%	1.64%	1.45%		1.57%		1.26%
Portfolio turnover rate(3)	15%	10%	43%		18%		21%

(1)Based on average shares outstanding.
(2)Amount is less than $0.01 per share.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole.

Pzena Emerging Markets Value Fund – Institutional Class

For a share outstanding throughout each year	Year Ended February 28,	Year Ended February 28,	Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
	2023	2022	2021		2020		2019
PER SHARE DATA:
Net asset value, beginning of year	$11.63	$11.87	$8.98		$10.57		$11.46

Income from investment operations:
Net investment income(1)	0.33	0.24	0.17		0.20		0.17
Net realized and unrealized gain/(loss) on investments	(0.70)	(0.15)	2.86		(1.37)		(0.93)
Total from investment operations	(0.37)	0.09	3.03		(1.17)		(0.76)

Less distributions:
Dividends from net investment income	(0.19)	(0.25)	(0.11)		(0.17)		(0.13)
Dividends from net realized gain on investments	(0.03)	(0.08)	(0.03)		(0.25)		—
Total distributions	(0.22)	(0.33)	(0.14)		(0.42)		(0.13)

Redemption fees retained	—	—	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)

Net asset value, end of year	$11.04	$11.63	$11.87		$8.98		$10.57

TOTAL RETURN	-3.11%	0.74%	33.96%		-11.51%		-6.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$1,014,109	$537,475	$403,412		$299,920		$298,532
Ratio of expenses to average net assets:
Before fee waivers	1.15%	1.15%	1.21%		1.23%		1.26%
After fee waivers	1.08%	1.08%	1.08%		1.21%		1.25%
Ratio of net investment income to average net assets:
Before fee waivers	2.96%	1.92%	1.67%		1.90%		1.59%
After fee waivers	3.03%	1.99%	1.80%		1.92%		1.60%
Portfolio turnover rate(3)	15%	10%	43%		18%		21%

(1)Based on average shares outstanding.
(2)Amount is less than $0.01 per share.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole.

Pzena International Small Cap Value Fund - Investor Class

For a share outstanding throughout each period	Year Ended February 28,	Year Ended February 28,	Year Ended February 28,	Year Ended February 29,		For the Period July 2, 2018(1) through February 28, 2019
	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.05	$9.48	$7.48	$9.07		$10.00

Income from investment operations:
Net investment income(2)	0.18	0.05	0.09	0.18		0.03
Net realized and unrealized gain/(loss) on investments	0.83	0.61	2.01	(1.59)		(0.79)
Total from investment operations	1.01	0.66	2.10	(1.41)		(0.76)

Less distributions:
Dividends from net investment income	(0.16)	(0.07)	(0.09)	(0.18)		(0.04)
Dividends from net realized gain on investments	(0.28)	(0.02)	(0.01)	(0.00)	(3)	(0.13)
Total distributions	(0.44)	(0.09)	(0.10)	(0.18)		(0.17)

Net asset value, end of period	$10.62	$10.05	$9.48	$7.48		$9.07

TOTAL RETURN	10.51%	6.93%	28.19%	-15.83%		-7.48%	(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$1,589	$1,538	$1,254	$819		$925
Ratio of expenses to average net assets:
Before expense reimbursement	2.79%	3.16%	8.18%	13.43%		13.92%	(5)
After expense reimbursement	1.45%	1.45%	1.42%	1.42%		1.44%	(5)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.53%	(1.25)%	(5.56)%	(9.91)%		(12.05)%	(5)
After expense reimbursement	1.87%	0.46%	1.20%	2.10%		0.43%	(5)
Portfolio turnover rate(6)	26%	22%	32%	18%		32%	(4)

(1)Commencement of operations.
(2)Based on average shares outstanding.
(3)Amount is less than $0.01 per share.
(4)Not annualized.
(5)Annualized.
(6)Portfolio turnover is calculated on the basis of the Fund as a whole.

Pzena International Small Cap Value Fund - Institutional Class

For a share outstanding throughout each period	Year Ended February 28,	Year Ended February 28,	Year Ended February 28,	Year Ended February 29,		For the Period July 2, 2018(1) through February 28, 2019
	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.07	$9.49	$7.49	$9.07		$10.00

Income from investment operations:
Net investment income(2)	0.20	0.08	0.10	0.20		0.04
Net realized and unrealized gain/(loss) on investments	0.83	0.61	2.01	(1.59)		(0.78)
Total from investment operations	1.03	0.69	2.11	(1.39)		(0.74)

Less distributions:
Dividends from net investment income	(0.18)	(0.09)	(0.10)	(0.19)		(0.06)
Dividends from net realized gain on investments	(0.28)	(0.02)	(0.01)	(0.00)	(3)	(0.13)
Total distributions	(0.46)	(0.11)	(0.11)	(0.19)		(0.19)

Net asset value, end of period	$10.64	$10.07	$9.49	$7.49		$9.07

TOTAL RETURN	10.73%	7.32%	28.40%	-15.55%		-7.32%	(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$16,424	$13,919	$2,107	$1,424		$1,006
Ratio of expenses to average net assets:
Before expense reimbursement	2.51%	2.88%	7.93%	13.18%		13.65%	(5)
After expense reimbursement	1.17%	1.17%	1.17%	1.17%		1.17%	(5)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.81%	(0.97)%	(5.31)%	(9.66)%		(11.78)%	(5)
After expense reimbursement	2.15%	0.74%	1.45%	2.35%		0.70%	(5)
Portfolio turnover rate(6)	26%	22%	32%	18%		32%	(4)

(1)Commencement of operations.
(2)Based on average shares outstanding.
(3)Amount is less than $0.01 per share.
(4)Not annualized.
(5)Annualized.
(6)Portfolio turnover is calculated on the basis of the Fund as a whole.

Pzena International Value Fund - Investor Class

For a share outstanding throughout the period	Year Ended February 28,		For the Period June 28, 2021(1) through February 28, 2022
	2023
PER SHARE DATA:
Net asset value, beginning of period	$9.62		$10.00

Income from investment operations:
Net investment income(2)	0.21		0.03
Net realized and unrealized loss on investments	(0.19)		(0.37)
Total from investment operations	0.02		(0.34)

Less distributions:
Dividends from net investment income	(0.16)		(0.04)
Dividends from net realized gain on investments	(0.00)	(3)	—
Total distributions	(0.16)		(0.04)

Net asset value, end of period	$9.48		$9.62

TOTAL RETURN	0.33%		-3.43%	(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$969		$966
Ratio of expenses to average net assets:
Before expense reimbursement	1.73%		2.83%	(5)
After expense reimbursement	0.99%		0.99%	(5)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	1.69%		(1.34)%	(5)
After expense reimbursement	2.43%		0.50%	(5)
Portfolio turnover rate(6)	19%		4%	(4)

(1)Commencement of operations.
(2)Based on average shares outstanding.
(3)Amount is less than $0.01 per share.
(4)Not annualized.
(5)Annualized.
(6)Portfolio turnover is calculated on the basis of the Fund as a whole.

Pzena International Value Fund - Institutional Class

For a share outstanding throughout the period	Year Ended February 28,		For the Period June 28, 2021(1) through February 28, 2022
	2023
PER SHARE DATA:
Net asset value, beginning of period	$9.62		$10.00

Income from investment operations:
Net investment income(2)	0.23		0.05
Net realized and unrealized loss on investments	(0.19)		(0.38)
Total from investment operations	0.04		(0.33)

Less distributions:
Dividends from net investment income	(0.18)		(0.05)
Dividends from net realized gain on investments	(0.00)	(3)	—
Total distributions	(0.18)		(0.05)

Net asset value, end of period	$9.48		$9.62

TOTAL RETURN	0.53%		-3.29%	(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$42,424		$23,612
Ratio of expenses to average net assets:
Before expense reimbursement	1.48%		2.58%	(5)
After expense reimbursement	0.74%		0.74%	(5)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	1.94%		(1.09)%	(5)
After expense reimbursement	2.68%		0.75%	(5)
Portfolio turnover rate(6)	19%		4%	(4)

(1)Commencement of operations.
(2)Based on average shares outstanding.
(3)Amount is less than $0.01 per share.
(4)Not annualized.
(5)Annualized.
(6)Portfolio turnover is calculated on the basis of the Fund as a whole.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;
•Information you give us orally; and/or
•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

PN-1

Investment Adviser
Pzena Investment Management, LLC
320 Park Avenue, 8th Floor
New York, New York 10022

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Custodian
U.S. Bank N. A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

PN-2

PZENA MID CAP VALUE FUND
PZENA SMALL CAP VALUE FUND
PZENA EMERGING MARKETS VALUE FUND
PZENA INTERNATIONAL SMALL CAP VALUE FUND
PZENA INTERNATIONAL VALUE FUND

www.pzenafunds.com

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during each Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.pzenafunds.com. You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-844-796-1996 (844-PZN-1996) or by writing to:

PZENA FUNDS
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Reports and other information about the Funds are also available:

•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File Number is 811‑07959

Statement of Additional Information
June 28, 2023
PZENA MID CAP VALUE FUND
Investor Class PZVMX
Institutional Class PZIMX
PZENA SMALL CAP VALUE FUND
Investor Class PZVSX
Institutional Class PZISX
PZENA EMERGING MARKETS VALUE FUND
Investor Class PZVEX
Institutional Class PZIEX
PZENA INTERNATIONAL SMALL CAP VALUE FUND
Investor Class PZVIX
Institutional Class PZIIX

PZENA INTERNATIONAL VALUE FUND
Investor Class PZVNX
Institutional Class PZINX
This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Funds’ Prospectus dated June 28, 2023, as may be revised (the “Prospectus”), of the Pzena Mid Cap Value Fund (the “Mid Cap Fund”), the Pzena Small Cap Value Fund (the “Small Cap Fund”), the Pzena Emerging Markets Value Fund (the “Emerging Markets Fund”), the Pzena International Small Cap Value Fund (the “International Small Cap Fund”) and the Pzena International Value Fund (“International Value Fund”), (each, a “Fund” and collectively, the “Funds”), each a series of Advisors Series Trust (the “Trust”). Pzena Investment Management, LLC (the “Adviser”) is the investment adviser to the Funds. A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number below or by visiting the Adviser’s website at www.pzenafunds.com.
Pzena Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-844-796-1996 (844-PZN-1996)
The Funds’ audited financial statements and notes thereto for the fiscal year ended February 28, 2023, and the unqualified reports of Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, on such financial statements are included in the Funds’ annual report to shareholders for the fiscal year ended February 28, 2023, and are incorporated by reference into this SAI. A copy of the annual report may be obtained without charge by calling or writing the Funds as shown above or by visiting the Funds’ website at www.pzenafunds.com.

THE TRUST

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Funds.
The Mid Cap Fund and Emerging Markets Fund commenced operations on March 31, 2014. The Small Cap Fund commenced operations on April 27, 2016. The International Small Cap Fund commenced operations on July 2, 2018. The International Value Fund commenced operations on June 28, 2021.

Registration with the United States Securities and Exchange Commission (“SEC”) does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of the Funds’ investment objectives and policies as set forth in their Prospectus.

Diversification
Each Fund is diversified under applicable federal securities laws. This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer. However, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security and if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, each Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified fund.
Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of each Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with each Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy. If this happens, a Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, even if the individual results of the securities and other instruments in which the Fund invests outperform the broader financial markets. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics, and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below:

Equity Securities
Common stocks, preferred stocks, rights, warrants, convertible securities and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks
A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Funds as holders of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Funds.

Preferred Stocks
A preferred stock blends the characteristics of a bond and common stock. Preferred stock generally does not carry voting rights. It can offer the fixed dividends of a bond and the equity ownership of a common
2

stock. Unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects. Preferred stock generally has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Rights and Warrants
A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Convertible Securities
Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

Foreign Investments
Each Fund may make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. Each Fund reserves the right to invest in Depositary Receipts (“DRs”), U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S., including those denominated in currencies other than the U.S. dollar.

3

Depositary Receipts. Depositary Receipts include ADRs, European Depositary Receipts, Global Depositary Receipts or other forms of DRs. ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Funds will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If a Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Funds will be exposed to additional credit risk.

Brexit. On January 31, 2020, the UK left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement regarding the economic relationship between the UK and the EU. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain countries within the EU. Despite the influence of the lockdowns, and the economic bounce back, Brexit has had a material impact on the UK’s economy. Additionally, trade between the UK and the EU did not benefit from the global rebound in trade in 2021, and remained at the very low levels experienced at the start of the coronavirus (COVID-19) pandemic in 2020, highlighting Brexit’s potential long-term effects on the UK economy.

Foreign Currency Transactions
The Emerging Markets Fund, International Small Cap Fund and International Value Fund may invest in foreign currency exchange transactions. Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

4

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Currency Fluctuations. The Funds invest in securities denominated in U.S. dollars and the Emerging Markets Fund, International Small Cap Fund and the International Value Fund also invest in securities denominated in foreign currencies. For this reason, the value of the Funds’ assets may be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar. Changes in the value of foreign currencies against the U.S. dollar may affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Funds. Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Taxes. The interest and dividends payable to a Fund on certain of the Fund’s foreign portfolio securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders. The Funds may not be eligible to pass through to shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

Emerging Markets. The Funds may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Real Estate Investment Trusts (“REITs”) and Foreign Real Estate Companies
The Funds may invest in shares of REITs. REITs are pooled investment vehicles that invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like
5

regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund indirectly bears its proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Fund. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the “1940 Act”). REITs (especially mortgage REITs) are also subject to interest rate risks.

Each Fund may also invest in foreign real estate companies. Investing in foreign real estate companies makes the Funds more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and the Funds bear a proportionate share of those expenses.

Initial Public Offerings (“IPOs”)
Each Fund may invest in IPOs of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. The purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. The Funds may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact – either positive or negative – on a Fund’s performance while the Fund’s assets are relatively small. The impact of IPOs on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Investment Company Securities
Each Fund may invest in shares of other investment companies including exchange-traded funds (“ETFs”), money market funds and other mutual funds, in pursuit of its investment objective, subject to the limitations set forth in the 1940 Act. Each Fund may invest in money market mutual funds in connection with its management of daily cash positions and for temporary defensive purposes. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, the Funds would also bear their pro rata portion of each of the other investment company’s advisory and operational expenses.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load or service fee charged on the Fund’s shares is no greater than the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). In accordance with Rule 12d1-1 under the
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1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).

Rule 12d1-4 permits additional types of fund of fund arrangements without an exemptive order. The rule imposes certain conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since a Fund will be investing in another investment company. In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and a Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV per share.

As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. A Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.
Master Limited Partnerships and Other Publicly Traded Partnerships
Each Fund may invest in master limited partnerships (“MLPs”) and other publicly traded partnerships (“PTPs”) formed as partnerships, limited partnerships or limited liability companies, the interests of which (known as “units”) are listed and traded on a securities exchange. Some PTPs, such as MLPs, provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. A limited partnership has one or more general partners (they may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in a PTP, he or she becomes a limited partner. Certain of the PTPs in which the Funds may invest are expected to be treated as “qualified publicly traded partnerships” for federal income tax purposes. These include MLPs and other entities qualifying under limited exceptions in the Code.

Many MLPs derive income and capital gains from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource, or from real property. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. The Funds may purchase common units of an MLP on an exchange as well as directly from
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the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors.

MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but a Fund will be required for federal income tax purposes to include in its taxable income its allocable share of the MLP’s income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by a Fund from an MLP are less than that Fund’s allocable share of the MLP’s income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company (“RIC”) and avoid federal income and excise taxes. Common units typically have priority as to minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

Holders of PTP units of a particular PTP also are exposed to a remote possibility of liability for the obligations of that PTP under limited circumstances not expected to be applicable to the Funds. In addition, the value of a Fund’s investment in PTPs depends largely on the PTPs being treated as “qualified publicly traded partnerships” for federal income tax purposes. If a PTP does not meet current federal income tax requirements to maintain partnership status, or if it is unable to do so because of federal income tax law changes, it could be taxed as a corporation. In that case, the PTP would be obligated to pay federal income tax at the entity level and distributions received by a Fund generally would be taxed as dividend income for federal income tax purposes. As a result, there could be a reduction in a Fund’s cash flow and there could be a material decrease in the value of the Fund’s shares. In addition, if a PTP in which a Fund invests does not qualify as a “qualified publicly traded partnership” (and is otherwise not taxed as a corporation), the Fund must look through to the character of the income generated by the PTP. Such income may not qualify as “good income,” and therefore, could adversely affect the Fund’s status as a RIC.

To the extent that a limited partnership’s interests are all in a particular industry, the limited partnership will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a limited partnership are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a limited partnership than investors in a corporation. For example, investors in limited partnerships may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, limited partnerships may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the limited partnership to its investors. In addition, investments in certain investment vehicles, such as PTPs and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require a Fund to employ fair value procedures to value its holdings in such investments.

Options
Each Fund may write call options on stocks and stock indices if the calls are “covered” throughout the life of the option. A call is “covered” if a Fund owns the optioned securities. When a Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, a Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

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A Fund may purchase a call on securities to effect a “closing purchase transaction,” which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by a Fund on which it wishes to terminate its obligation. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by a Fund expires (or until the call is exercised and the Fund delivers the underlying security).

A Fund also may write and purchase put options (“puts”). When a Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When a Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

A Fund’s option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation (“OCC”) has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

Purchasing Put and Call Options – When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the “option premium”). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, a Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

•Allowing it to expire and losing its entire premium;
•Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or
•Closing it out in the secondary market at its current price.

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Selling (Writing) Put and Call Options – When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

A Fund may try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, a Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value. If security prices remain the same over time, a Fund would hope to profit by closing out the put option at a lower price. If security prices fall, a Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, a Fund would expect the option to expire and the premium it received to offset the decline of the security’s value. However, a Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

Each Fund is permitted only to write covered options. A Fund can cover a call option by owning:

•The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;
•A call option on the same security or index with the same or lesser exercise price;
•A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
•Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or
•In the case of an index, the fund of securities that corresponds to the index.

A Fund can cover a put option by:
•Entering into a short position in the underlying security;
•Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;
•Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or
•Maintaining the entire exercise price in liquid securities.

Options on Securities Indices – Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the
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actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market, rather than price fluctuations in a single security.

Options on Futures – An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reason it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. Each Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, a Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to a Fund.

Combined Positions – A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Caps and Floors – Each Fund may enter cap and floor agreements. Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the
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extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives – The Mid Cap Value Fund and Small Cap Value Fund are prohibited from investing in derivatives, excluding certain currency and interest rate hedging transactions. The Emerging Markets Value Fund, International Value Fund, and the International Small Cap Value Fund are each classified as a limited derivatives user under Rule 18f-4 of the 1940 Act. As a limited derivatives user each Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. These restrictions are not fundamental and may be changed by a Fund without a shareholder vote.

The SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires a Fund that trades derivatives and other transactions which create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) be subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund qualifies as a “limited derivatives user,” as defined in the final rule. Under the final rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a Fund is a limited derivatives user, but for Funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. These requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

Derivative Management Risk – If the Adviser incorrectly predicts stock market and interest rate trends, the Funds may lose money by investing in derivatives. For example, if a Fund were to write a call option based on its Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, a Fund could be required to purchase the security upon exercise at a price higher than the current market price.

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Illiquid and Restricted Securities
Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds have implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limits are applied as of the date a Fund purchases an illiquid investment. It is possible that a Fund’s holding of illiquid investment could exceed the 15% limit, for example as a result of market developments or redemptions.

There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”)), except to the extent such securities may be considered illiquid.  These securities are sometimes referred to as private placements.  The Funds may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

When-Issued Securities
Each Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month.  The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV.  During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds.  At the time of settlement, the market value of the security may be more or less than the purchase price.

Rule 18f-4 under the 1940 Act permits the Funds to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4. See “Risks of Derivatives” above.

Repurchase Agreements
Each Fund may invest in repurchase agreements. Pursuant to such agreements, the each Fund may acquire securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and each Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the
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seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

Participation Interests
The Funds may invest in participation interests. Purchasers of participation interests do not have any direct contractual relationship with the borrower. Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser’s rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

Participation Notes
The Emerging Markets Fund, International Small Cap Fund and the International Value Fund may invest up to 10% of each Fund’s assets in participation notes (“P-Notes”), which are instruments that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If a P-Note were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a P-Note that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. In addition, there can be no assurance that there will be a trading market for a P-Note or that the trading price of a P-Note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to transfer restrictions, the secondary markets on which a P-Note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Fund to risks of mispricing or improper valuation. P-Notes typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Fund to counterparty risk. P-Notes also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

Time Deposits
To the extent permitted under their investment objectives and policies, the Funds may make interest bearing time or other interest bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

U.S. Government Obligations
The Funds may make investments in U.S. government obligations. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are
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issued on a discount basis. U.S. government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms. The Funds will not be eligible to distribute exempt-interest dividends to their shareholders, even if their investments include mutual funds that hold U.S. government or municipal obligations that generate tax-exempt interest.

Short-Term, Temporary, and Cash Investments
The Funds may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. Each Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government. If the Funds hold instruments of foreign banks or financial institutions, they may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See “Foreign Securities” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and
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subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objectives and policies stated above and in a Fund’s Prospectus, the Funds may make interest bearing time or other interest bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. Each Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P Global Ratings (“S&P”), “Prime-1” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix B.

Securities Lending
Each Fund may lend its portfolio securities in order to generate additional income.  Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities.  Generally, a Fund may lend portfolio securities to securities broker-dealers or financial institutions if:  (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Fund at any time; (3) the Fund receives reasonable interest or fee payments on the loan, as well as any dividends, interest, or other distributions on the loaned securities; (4) the Adviser is able to call loaned securities in order to exercise all voting rights with respect to the securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Fund’s assets.  As part of participating in a lending program, the Fund invests its cash collateral only in investments that are consistent with the investment objectives, principal investment strategies and investment policies of the Fund.  All investments made with the cash collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund has to cover the loss when repaying the collateral.  Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower shall be at the Fund’s risk.

Temporary Defensive Position
For temporary defensive purposes when the Adviser believes market, economic, political or other conditions are unfavorable for investors, the Adviser may invest up to 100% of the Funds’ total assets in high-quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements. Taking a temporary defensive position may result in the Funds not achieving their investment objectives.
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Furthermore, to the extent that the Funds invest in money market mutual funds for their cash position, there will be some duplication of expenses because each Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Special Risks Related to Cyber Security
The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber attacks against or security breakdowns of the Funds or their service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate a Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Funds invest, which may cause a Fund’s investment in such issuers to lose value. There can be no assurance that the Funds or their service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Funds represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

Each Fund may not:

1.With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer at the time of purchase or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of other investment companies or securities of the U.S. government, its agencies or instrumentalities.)
2.Borrow money, except as permitted under the 1940 Act.
3.Issue senior securities, except as permitted under the 1940 Act.
4.Engage in the business of underwriting securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
5.Invest 25% or more of its net assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of other investment companies or securities of the U.S. government, its agencies or instrumentalities.)
6.Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that
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the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.
7.Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.
8.Make loans to others, except as permitted under the 1940 Act.

The Funds observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote. Each Fund may not:

1.Invest in any issuer for purposes of exercising control or management.
2.Invest in securities of other investment companies, except as permitted under the 1940 Act.
3.Hold any illiquid investment if, immediately, after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.
4.With respect to the Mid Cap Fund, Small Cap Fund, Emerging Markets Fund, International Small Cap Fund and the International Value Fund, make any change in its investment policy of investing at least 80% of net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60-days prior written notice.

If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Funds will not be considered a violation, except that there is an ongoing asset coverage requirement in the case of borrowings.

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PORTFOLIO TURNOVER

Portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.

For the fiscal periods indicated below, each Fund’s portfolio turnover rate was as follows:

	Year Ended February 28, 2023	Year Ended February 28, 2022
Mid Cap Fund	35%	22%
Small Cap Fund	28%	10%
Emerging Markets Fund	15%	10%
International Small Cap Fund	26%	22%
International Value Fund*	19%	4%
*The International Value Fund commenced operations on June 28, 2021.

PORTFOLIO HOLDINGS POLICY

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board. Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Part F of Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. Additionally, the Fund’s calendar quarter-end portfolio holdings are available on the Fund’s website approximately 20 business days after the end of each calendar quarter.
Pursuant to the Trust’s portfolio holdings disclosure policies, information about a Fund’s portfolio holdings is not distributed to any person unless:
▪The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
▪The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
▪The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and the Trust’s Board of Trustees, attorneys, auditors or accountants;
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▪The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or
▪The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee.
Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of a Fund’s shareholders. These persons include:
▪A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
▪Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information no later than 15 calendar days following the end of a calendar quarter; or
▪Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: Fund Services; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Sullivan & Worcester LLP (“Sullivan & Worcester”) and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.
Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Trust’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.
The CCO or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Funds and their shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Adviser, Distributor or any affiliated person of the Funds. No consideration may be received by the Funds, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.
MANAGEMENT

The overall management of the Trust’s business and affairs is invested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent, each as defined herein. The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies and policies and to the general supervision of the Board. The Trustees and officers of the Trust, their ages and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

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Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
David G. Mertens (age 63) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2017.	Partner and Head of Business Development, QSV Equity Investors, LLC, (formerly known as Ballast Equity Management, LLC) (a privately-held investment advisory firm) (February 2019 to present); Managing Director and Vice President, Jensen Investment Management, Inc. (a privately-held investment advisory firm) (2002 to 2017).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds).
Joe D. Redwine (age 75) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since September 2008.	Retired; formerly Manager, President, CEO, U.S. Bancorp Fund Services, LLC, and its predecessors, (May 1991 to July 2017).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds).
Raymond B. Woolson (age 64) 615 E. Michigan Street Milwaukee, WI 53202	Chairman of the Board Trustee	Indefinite term; since January 2020. Indefinite term; since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, DoubleLine Funds Trust (an open-end investment company with 19 portfolios), DoubleLine Opportunistic Credit Fund, DoubleLine Income Solutions Fund, and DoubleLine Yield Opportunities Fund from 2010 to present; Independent Trustee, DoubleLine ETF Trust (an open-end investment company with 2 portfolios) from March 2022 to present.
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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Michele Rackey (age 64) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since January 2023.	Chief Executive Officer, Government Employees Benefit Association (GEBA) (benefits and wealth management organization) (2004 to 2020); Board Member, Association Business Services Inc. (ABSI) (for-profit subsidiary of the American Society of Association Executives) (2019 to 2020).	5	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (age 54) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Kevin J. Hayden (age 52) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Cheryl L. King (age 61) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (October 1998 to present).
Richard R. Conner (age 40) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Michael L. Ceccato (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President, U.S. Bank Global Fund Services and Senior Vice President, U.S. Bank N.A. (February 2008 to present).
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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Elaine E. Richards (age 55) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since September 2019.	Senior Vice President, U.S. Bank Global Fund Services (July 2007 to present).

*    The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years. At a meeting held December 7-8, 2022, by vote of the majority of Trustees (not including Mr. Redwine), Mr. Redwine’s term as Trustee was extended for three additional years.
(1)The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)As of February 28, 2023, the Trust was comprised of 35 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.
(3)“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.

Compensation
Effective January 1, 2023, the Independent Trustees each receive an annual retainer of $102,500 per year allocated among each of the various portfolios comprising the Trust, an additional $6,000 per regularly scheduled Board meeting, and an additional $500 per special meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Prior to January 1, 2023, the annual retainer was $100,000. The Trust Chairman, Chairman of the Audit Committee, and Chairman of the Nominating and Governance Committee each receive a separate annual fee of $10,000, $5,000, and $3,000, respectively, provided that the separate fee for the Chairman of the Audit Committee will be waived if the same individual serves as both Trust Chairman and Audit Committee Chairman. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the compensation received by the Independent Trustees from the Funds for the fiscal year ended February 28, 2023.

	Aggregate Compensation					Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
	Mid Cap Fund	Small Cap Fund	Emerging Markets Fund	International Small Cap Fund	International Value Fund
Independent Trustee
David G. Mertens	$3,917	$3,918	$3,917	$3,918	$3,918	None	None	$19,588
Raymond B. Woolson	$4,122	$4,122	$4,122	$4,122	$4,122	None	None	$20,610
Joe D. Redwine	$3,976	$3,976	$3,976	$3,976	$3,976	None	None	$19,880
Michele Rackey(2)	$732	$732	$733	$732	$732	None	None	$3,661
(1) There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the Funds. For the fiscal year ended February 28, 2023, aggregate Independent Trustees’ fees for the Trust were $437,000.
(2) Ms. Rackey joined the Board as a Trustee effective as of January 1, 2023.

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Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operations of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the investment advisers, distributor, administrator, custodian and transfer agent. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. It has established three standing committees, an Audit Committee, a Nominating and Governance Committee and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below. Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust or with its principal underwriter. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.
The President, Chief Executive Officer and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust. The Trust has appointed Raymond Woolson, an Independent Trustee, as Chairman of the Board, and he acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as Chairman during executive sessions of the Independent Trustees.
The Board reviews its structure annually. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the
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oversight of different types of risks is handled in different ways. For example, the Nominating and Governance Committee meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

David G. Mertens. Mr. Mertens has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters. He currently serves as Partner and Head of Business Development of QSV Equity Investors, LLC, (formerly known as Ballast Equity Management, LLC), a privately-held investment advisory firm. Mr. Mertens also gained substantial mutual fund experience through his tenure as Managing Director and Vice President of Jensen Investment Management, Inc. (“Jensen”) from 2002 to 2017. Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.
Joe D. Redwine. Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his experience as President and CEO of U.S. Bancorp Fund Services, LLC, (now known as U.S. Bank Global Fund Services), a full-service provider to mutual funds and alternative investment products. In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds. Mr. Redwine serves as an Audit Committee Financial Expert for the Trust.
Raymond B. Woolson. Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chairman for the DoubleLine Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services. Mr. Woolson also
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has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products. Mr. Woolson has also served as a consultant for Coopers & Lybrand (now known as, “PricewaterhouseCoopers” or “PWC”) where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.
Michele Rackey. Ms. Rackey has substantial experience in mutual funds and investment management through her experience as CEO of Government Employees Benefits Association (GEBA) and also with The ARK Funds. Ms. Rackey is experienced with financial, accounting, investment and regulatory matters and serves as an Audit Committee Financial Expert for the Trust. Ms. Rackey was CEO of GEBA for 17 years and Chief Operating Officer of the ARK Funds for 9 years. Ms. Rackey has a BS in Business Administration from the University of Illinois at Chicago and has an MBA from Keller Graduate School of Management in Chicago. Ms. Rackey previously held FINRA series 6, 7 and 63 licenses as well as a Maryland Life and Health License.

Board Committees

The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, and the Nominating and Governance Committee. There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice. The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Fund’s investment risks. The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees. Mr. Redwine is the Chairman of the Audit Committee. The Audit Committee typically meets once per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. The Audit Committee met once with respect to the Funds during the Funds’ fiscal year ended February 28, 2023.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities). The QLCC did not meet with respect to the Trust during the fiscal year ended February 28, 2023.

The Nominating and Governance Committee is comprised of all, and only of, the Independent Trustees. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as
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necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Nominating and Governance Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Nominating and Governance Committee meets regularly with respect to the various series of the Trust. The Nominating and Governance Committee is also responsible for, among other things, assisting the Board in its oversight of the Trust’s compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Mr. Mertens is the Chairman of the Nominating and Governance Committee.
The Nominating and Governance Committee did not meet with respect to the Trust during the fiscal year ended February 28, 2023.

Trustee Ownership of Fund Shares and Other Interests

As of December 31, 2022, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

The following table shows the amount of shares in the Funds and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2022:

Dollar Range of Equity Securities in the
	Mid Cap Fund	Small Cap Fund	Emerging Markets Fund	International Small Cap Fund	International Value Fund	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustee	(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)
David G. Mertens	Over $100,000	None	None	None	None	Over $100,000
Raymond B. Woolson	None	None	$10,001- $50,000	None	None	$50,001- $100,000
Joe D. Redwine	None	None	None	None	None	$50,001- $100,000
Michele Rackey(1)	None	None	None	None	None	None

(1) Ms. Rackey joined the Board as a Trustee effective as of January 1, 2023.

As of December 31, 2022, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the distributor, as defined below, or an affiliate of the
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Advisor or distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the distributor or any affiliate thereof was a party.

CODES OF ETHICS

The Trust and the Adviser have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Adviser to invest in securities that may be purchased or held by the Funds. The Distributor, relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders. The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Voting Policies and Procedures and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser subscribes to Institutional Shareholder Services’ (“ISS”) proxy monitoring and voting agent service. However, the Adviser retains ultimate responsibility for instructing ISS how to vote proxies on behalf of a portfolio, and applies its own proxy voting guidelines, which are summarized below. If the Adviser does not issue instructions for a particular vote, ISS will vote in accordance with the Adviser’s guidelines or, if the Adviser’s guidelines do not address the proxy item, will refer the item back to the Adviser for instruction. If it appears that a material conflict of interest has arisen, the Adviser’s guidelines include procedures for addressing such conflicts, including deferral to the recommendation of ISS where appropriate. The Adviser’s Chief Compliance Officer may also convene a meeting of the Adviser’s proxy voting committee to determine whether a conflict of interest exists and how that conflict should be resolved.

The Adviser’s general positions on various proposals are as follows:

Director Matters – The Adviser evaluates director nominees individually and as a group based on its own assessments and ISS recommendations. The Adviser generally withholds votes from any insiders flagged by ISS on audit, compensation or nominating committees, and from any insiders and affiliated outsiders flagged by ISS on boards that are not at least majority independent. The Adviser generally does not support shareholder proposals to vote against directors unless it determines that clear shareholder value destruction has occurred as a consequence of the directors’ actions.

Shareholder Rights – The Adviser generally opposes classified boards and any other proposals designed to eliminate or restrict shareholders’ rights. The Adviser supports anti-takeover measures that are in the best interests of shareholders, but opposes poison pills and other anti-takeover measures that entrench
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management or thwart the maximization of investment returns. The Adviser generally supports proposals enabling shareholders to call a special meeting of a company so long as a 15% threshold is necessary in order for shareholders to do so.

Compensation and Benefit Plans – The Adviser generally supports incentive plans under which 50% or more of the shares awarded to top executives are tied to performance goals. The Adviser votes against golden parachute or other incentive compensation arrangements which it deems excessive or unreasonable, which it considers to be significantly more economically attractive than continued employment, or which are triggered solely by the recipient (e.g., resignation). In general, the Adviser will support proposals to have nonbinding shareholder votes on compensation plans so long as these proposals are worded in a generic manner that is unrestrictive to actual company plans.

Auditors – The Adviser generally votes with management with respect to the appointment of auditors, so long as management is in compliance with current regulatory requirements focused on auditor independence and improved board and committee representation.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting records for the 12-month period ending June 30. The Funds’ proxy voting records are available without charge, upon request, by calling toll-free 1-844-796-1996 (844-PZN-1996) and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of any class of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund. As of May 31, 2023, the following Institutional and Investor Class shareholders were considered to be either a control person or principal shareholder of the Funds.

Mid Cap Fund – Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
MAC & CO Attn: Mutual Fund Operations 500 Grant Street, Room 151-1010 Pittsburgh, PA 15219-2502	N/A	N/A	48.70%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1901	The Charles Schwab Corporation	DE	20.07%	Record
Empower Trust FBO Empower Benefit Plans 8515 E. Orchard Rd. 2T2 Greenwood Village, CO 80111-5002	N/A	N/A	19.21%	Record
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Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
SEI Private Trust Company c/o Mellon Bank Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	N/A	N/A	6.86%	Record

Mid Cap Fund – Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1901	The Charles Schwab Corporation	DE	78.75%	Record
Pershing LLC 1 Pershing Plaza, Floor 14 Jersey City, NJ 07399-0002	Pershing Group LLC	DE	9.04%	Record
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept., 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	7.57%	Record

Small Cap Fund – Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept., 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	48.24%	Record
Pershing LLC 1 Pershing Plaza, Floor 14 Jersey City, NJ 07399-0002	Pershing Group LLC	DE	23.33%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1901	The Charles Schwab Corporation	DE	15.30%	Record
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Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Matrix Trust Company Trustee FBO Pzena Investment Management, LLC 401(k) Plan P.O. Box 52129 Phoenix, AZ 85072-2129	N/A	N/A	5.27%	Record

Small Cap Fund – Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1901	The Charles Schwab Corporation	DE	46.87%	Record
JP Morgan Securities LLC 1 Metrotech Center N., Floor 3 Brooklyn, NY 11201-3873	JPMorgan Chase & Co.	DE	41.83%	Record
TD Ameritrade Inc. For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	N/A	N/A	5.54%	Record

Emerging Markets Fund – Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept., 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	38.89%	Record
Saxon & Co. P.O. Box 94597 Cleveland, OH 44101-4597	N/A	N/A	25.78%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1901	The Charles Schwab Corporation	DE	8.44%	Record
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Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of Customers of MSSB 1 New York Plaza, Floor 12 New York, NY 10004-1965	N/A	N/A	7.17%	Record

Emerging Markets Fund – Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept., 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	63.66%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1901	The Charles Schwab Corporation	DE	17.92%	Record
TD Ameritrade Inc. For the Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, NE 68103-2226	N/A	N/A	10.98%	Record
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International Small Cap Fund - Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
JP Morgan Securities LLC 4 Chase Metrotech Center Brooklyn, NY 11245-0001	JPMorgan Chase & Co.	DE	42.42%	Record
ValueQuest Partners LLC 320 Park Avenue, FL 8 New York, NY 10022-6815	N/A	N/A	35.68%	Beneficial
Matrix Trust Company Trustee FBO Pzena Investment Management LLC 401K Plan P.O. Box 52129 Phoenix, AZ 85072-2129	N/A	N/A	8.18%	Record
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept., 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	6.48%	Record

International Small Cap Fund - Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
JP Morgan Securities LLC 4 Chase Metrotech Center Brooklyn, NY 11245-0001	JPMorgan Chase & Co.	DE	53.48%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1901	The Charles Schwab Corporation	DE	28.99%	Record
Vanguard Brokerage Services 100 Vanguard Blvd. Malvern, PA 19355-2331	N/A	N/A	15.87%	Record

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International Value Fund - Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
SEI Private Trust Company c/o Legacy Trust Company (Texas) 1 Freedom Valley Drive Oaks, PA 19456-9989	N/A	N/A	44.89%	Record
JP Morgan Securities LLC 4 Chase Metrotech Center Brooklyn, NY 11245-0001	JPMorgan Chase & Co.	DE	33.11%	Record
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept., 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	20.30%	Record

International Value Fund - Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
JP Morgan Securities LLC 4 Chase Metrotech Center Brooklyn, NY 11245-0001	JPMorgan Chase & Co.	DE	100.00%	Record

Management Ownership Information. As of May 31, 2023, the Trustees and officers of the Trust, as a group, did not beneficially own more than 1% of any class of the Funds’ outstanding shares.

THE ADVISER

Pzena Investment Management, LLC, 320 Park Avenue, 8th Floor, New York, New York 10022, acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. Richard S. Pzena, Chairman, is a control person due to his greater than 25% ownership of the Adviser.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Funds an investment advisory fee computed daily and payable monthly, based on an annual rate equal to the following amounts of each Fund’s average daily net assets:

Fund	Advisory Fee Rate
Mid Cap Fund	0.80%
Small Cap Fund	0.95%
Emerging Markets Fund	1.00%
International Small Cap Fund	1.00%
International Value Fund	0.65%

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For the fiscal year ended February 28, 2023, indicated below, the Funds paid the following management fees to the Adviser:

Mid Cap Fund

	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Adviser
2023	$1,010,329	$98,328	$0	$912,001
2022	$1,058,922	$86,609	$0	$972,313
2021	$647,862	$131,027	$0	$516,835

Small Cap Fund

	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Adviser
2023	$980,352	$159,587	$0	$820,765
2022	$973,280	$68,655	$0	$904,625
2021	$367,935	$121,914	$0	$246,021

Emerging Markets Fund

	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Adviser
2023	$7,071,092	$485,364	$0	$6,585,728
2022	$4,983,463	$351,524	$0	$4,631,939
2021	$3,013,067	$401,667	$0	$2,611,400

International Small Cap Fund

	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Adviser
2023	$146,412	$146,412	$0	$0
2022	$122,345	$122,345	$0	$0
2021	$23,454	$23,454	$0	$0

International Value Fund

	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Adviser
2023	$206,488	$206,488	$0	$0
2022	$53,443	$53,443	$0	$0
2021*	N/A	N/A	N/A	N/A
*The International Value Fund commenced operations on June 28, 2021.

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The Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Funds), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Adviser, the Funds are responsible for their own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Funds including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Trust’s Board that are properly payable by the Funds; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Funds which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of their operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Though the Funds are responsible for their own operating expenses, the Adviser has contractually agreed to waive a portion or all of the management fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit a Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to the limits set forth in the Annual Fund Operating Expenses table of the Prospectus. The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Funds to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts. Such recoupment may not be paid prior to a Fund’s payment of current ordinary operating expenses.

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SERVICE PROVIDERS

Fund Administrator, Transfer Agent, Fund Accountant and Chief Compliance Officer
Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, Fund Services acts as the Funds’ administrator. The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives from the Funds a combined fee for fund administration and fund accounting services based on the Fund’s current average daily net assets. Fund Services is also entitled to certain out-of-pocket expenses. In addition to its role as Administrator, Fund Services acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements. Additionally, the Administrator provides CCO services to the Trust under a separate agreement. The cost for the Chief Compliance Officer’s services is charged to the Funds and approved by the Board annually.

For the fiscal years indicated below, the Funds paid the following fees to Fund Services for fund administration and fund accounting services:

Administration and Fund Accounting Fees Paid
	For the Fiscal Year Ended February 28, 2023	For the Fiscal Year Ended February 28, 2022	For the Fiscal Year Ended February 28, 2021
Mid Cap Fund	$72,606	$80,061	$64,988
Small Cap Fund	$74,812	$80,244	$37,660
Emerging Markets Fund	$288,707	$198,160	$194,546
International Small Cap Fund	$81,152	$70,946	$24,155
International Value Fund(1)	$81,511	$58,740	N/A
(1)    The International Value Fund commenced operations on June 28, 2021.

Custodian
Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Funds’ assets, holds the Funds’ portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.
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The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Funds. The Administrator, Transfer Agent, and Custodian are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, is the independent registered public accounting firm for the Funds, whose services include auditing the Funds’ financial statements and the performance of related tax services.

Sullivan & Worcester LLP (“Sullivan & Worcester”), 1633 Broadway, 32nd Floor, New York, New York 10019 serves as legal counsel to the Trust and provides counsel on legal matters relating to the Funds. Sullivan & Worcester also serves as independent legal counsel to the Board of Trustees.

DISTRIBUTION

The Funds’ Distributor
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of each Fund’s shares is continuous. The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of each Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan
The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Funds pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of 0.25% of the average daily net assets of the Investor Class of each Fund. The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services. Amounts paid under this plan, by the Funds, are paid to the Distributor to compensate broker-dealers and service providers that provide distribution -related services to the Funds for the costs of the services provided and the expenses borne in the distribution of a Fund’s shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in
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servicing such shareholders. The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Funds and providing other services to the Funds as may be required.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor in its capacity as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

For the fiscal period ended February 28, 2023, the Funds paid the following Plan fees:

Rule 12b-1 Expenditures Incurred*	Mid Cap Fund	Small Cap Fund	Emerging Markets Fund	International Small Cap Fund	International Value Fund
Advertising/Marketing	$792	$883	$816	$475	$324
Printing/Postage	$0	$0	$0	$0	$0
Payment to distributor	$5,924	$4,767	$15,341	$2,557	$1,853
Payment to dealers	$16,582	$3,403	$56,700	$416	$0
Compensation to sales personnel	$0	$0	$0	$0	$0
Interest, carrying, or other financing charges	$0	$0	$0	$0	$0
Other	$0	$0	$0	$0	$0
Total	$23,298	$9,053	$72,857	$3,448	$2,177

Shareholder Servicing Plan
The Funds have adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each Fund under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. Such services include: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (2) providing shareholders with a service that invests the assets of their accounts in shares of the Funds pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares of the Funds beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder
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communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

As compensation for the provision of shareholder services, the Funds pay the Adviser a monthly fee at an annual rate of 0.10% of the average daily net assets of the Investor Class of each Fund. The Adviser will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Adviser receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.

For the fiscal periods indicated below, the Funds paid the following Servicing Plan fees:

	For the Fiscal Year Ended February 28, 2023	For the Fiscal Year Ended February 28, 2022	For the Fiscal Year Ended February 28, 2021
Mid Cap Fund	$8,757	$12,367	$5,046
Small Cap Fund	$1,998	$1,750	$417
Emerging Markets Fund	$28,594	$20,331	$13,736
International Small Cap Fund	$417	$449	$24
International Value Fund*	$40	$33	$0
* The International Value Fund commenced operations on June 28, 2021.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events. The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.
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PORTFOLIO MANAGERS

The portfolio managers primarily responsible for the day-to-day management of the Mid Cap Fund are Messrs. Richard Pzena, John Flynn, and Benjamin Silver. The portfolio managers primarily responsible for the day-to-day management of the Emerging Markets Fund are Mmes. Allison Fisch, Caroline Cai, Mr. Rakesh Bordia and Mr. Akhil Subramanian. The portfolio managers primarily responsible for the day-to-day management of the Small Cap Fund are Messrs. Evan Fox, John Flynn, and Benjamin Silver. The portfolio managers primarily responsible for the day-to-day management of the International Small Cap Fund are Messrs. Matthew J. Ring and Jason Doctor. The portfolio managers primarily responsible for the day-to-day management of the International Value Fund are Messrs. John Goetz and Rakesh Bordia and Mmes. Allison Fisch and Caroline Cai. Each has managed their respective Fund(s) since the Fund’s inception, except Mr. Bordia has managed the Emerging Markets Fund since April 2015 and the International Value Fund since January 2023, Mr. Flynn has managed the Mid Cap Fund since August 2015, Mr. Silver has managed the Mid Cap Fund since July 2017, Mr. Subramanian has managed the Emerging Markets Fund since January 2023 and Mr. Doctor has managed the International Small Cap Fund since January 2023. The following tables show the number of other accounts (not including the Funds) managed by each portfolio manager and the total assets in the accounts managed within various categories as of February 28, 2023.

Richard Pzena

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	5	$11,293 million	2	$9,266 million
Other Pooled Investments	8	$224 million	2	$123 million
Other Accounts	25	$1,073 million	0	$0

John Goetz

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	10	$8,270 million	1	$1,797 million
Other Pooled Investments	46	$16,741 million	3	$246 million
Other Accounts	42	$7,891 million	2	$313 million

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Allison Fisch

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	11	$6,860 million	1	$181 million
Other Pooled Investments	20	$1,849 million	0	$0
Other Accounts	38	$7,045 million	0	$0

Caroline Cai

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	12	$8,657 million	2	$1,978 million
Other Pooled Investments	42	$15,939 million	3	$246 million
Other Accounts	56	$10,229 million	0	$0

Rakesh Bordia

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	11	$6,860 million	1	$181 million
Other Pooled Investments	20	$1,849 million	0	$0
Other Accounts	36	$6,553 million	0	$0

Evan Fox

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	1	$89 million	0	$0
Other Pooled Investments	2	$68 million	0	$0
Other Accounts	47	$2,385 million	0	$0

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John Flynn

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	6	$11,382 million	2	$9,266 million
Other Pooled Investments	10	$295 million	1	$22 million
Other Accounts	83	$3,315 million	0	$0

Benjamin Silver

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	7	$13,179 million	3	$11,063 million
Other Pooled Investments	33	$14,411 million	4	$268 million
Other Accounts	98	$6,341 million	0	$0

Matthew J. Ring

Type of Accounts	Number of Accounts (excluding the Fund)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	8	$1,362 million	0	$0
Other Accounts	9	$1,607 million	2	$313 million

Akhil Subramanian

Type of Accounts	Number of Accounts (excluding the Fund)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	2	$387 million	1	$181 million
Other Pooled Investments	7	$1,006 million	0	$0
Other Accounts	15	$3,799 million	0	$0

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Jason Doctor

Type of Accounts	Number of Accounts (excluding the Fund)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$3 million	0	$0
Other Accounts	1	$11 million	0	$0

Material Conflicts of Interest. The Adviser does not foresee any conflicts of interest in the management of the Funds and its other accounts. The Adviser applies the same value minded philosophy across all of its strategies that it has employed since inception. The Adviser, as a matter of policy and practice, acts as a fiduciary in all client matters, seeks to avoid or resolve conflicts of interest, and meets all regulatory requirements. Standards of business conduct are detailed in the Adviser’s Code of Ethics. Each employee is responsible to have read, be familiar with, and annually certify compliance with the Adviser’s Code of Ethics. There is no conflict of the duties necessary for the Funds and other products. In all cases, the Adviser acts as a fiduciary of client assets and accounts and follows its trading policies and procedures.

Compensation. The portfolio managers of the Adviser are compensated through a combination of a fixed base salary, performance bonus, and equity ownership, if appropriate, due to superior personal performance. Eligibility for bonus compensation is examined annually by the Adviser. The Adviser considers both quantitative and qualitative factors when determining performance bonuses; however, performance bonuses are not based on Fund performance or assets of the Funds. For investment professionals, the Adviser examines such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, the Adviser always looks at the person as a whole and the contributions that they have made and are likely to make in the future. The Adviser avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking, which is contrary to the firm’s value investment philosophy. Ultimately, the equity ownership is the primary tool used by the Adviser for attracting and retaining the best people. This ties personnel to long-term performance as the value of their ownership stake depends on Pzena delivering superior long-term results to investors. All portfolio managers listed are equity owners of the Adviser.

Securities Owned in the Funds by Portfolio Managers. As of February 28, 2023, the portfolio managers owned the following securities in the Funds which they manage:

Portfolio Managers	Dollar Range of Equity Securities in the Funds Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
	Mid Cap Fund	Small Cap Fund	Emerging Markets Fund	International Small Cap Fund	International Value Fund
Richard Pzena	$100,001-$500,000	N/A	N/A	N/A	N/A
John Goetz	N/A	N/A	N/A	N/A	Over $1,000,000
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Portfolio Managers	Dollar Range of Equity Securities in the Funds Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
	Mid Cap Fund	Small Cap Fund	Emerging Markets Fund	International Small Cap Fund	International Value Fund
Allison Fisch	N/A	N/A	$100,001-$500,000	N/A	$100,001-$500,000
Caroline Cai	N/A	N/A	Over $1,000,000	N/A	$100,001-$500,000
Rakesh Bordia	N/A	N/A	$100,001-$500,000	N/A	$100,001-$500,000
John Flynn	$100,001-$500,000	$100,001-$500,000	N/A	N/A	N/A
Evan Fox	N/A	$500,001 - $1,000,000	N/A	N/A	N/A
Benjamin Silver	$100,001-$500,000	$100,001-$500,000	N/A	N/A	N/A
Matthew Ring	N/A	N/A	N/A	$100,001 - $500,000	N/A
Akhil Subramanian	N/A	N/A	$50,001-$100,000	N/A	N/A
Jason Doctor	N/A	N/A	N/A	$100,001-$500,000	N/A

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute each Fund’s portfolio transactions. The purchases and sales of securities in the over-the-counter market will generally be executed by using a broker for the transaction.

Purchases of portfolio securities for each Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds hold, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA.

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While it is the Adviser’s general policy to seek best execution first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Funds when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as it is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.

Investment decisions for each Fund are made independently from those of other client accounts that may be managed or advised by the Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts. In such event, the position of each Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as they desire, or they may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

During the fiscal periods indicated below, the Funds paid the following amounts in brokerage commissions:

	Aggregate Brokerage Commissions Paid During
	Fiscal Period Ended February 28, 2023	Fiscal Period Ended February 28, 2022	Fiscal Period Ended February 28, 2021
Mid Cap Fund	$58,846	$33,715	$51,401
Small Cap Fund	$67,387	$51,948	$33,438
Emerging Markets Fund	$552,423(1)	$206,972	$236,291
International Small Cap Fund	$4,282	$10,325	$1,044
International Value Fund*	$18,476	$11,360	N/A
* The International Value Fund commenced operations on June 28, 2021.
(1) The increase in brokerage commissions for the Emerging Markets Fund for the fiscal period ended February 28, 2023, was due to an overall increase in trading volume, due to the year over year growth of fund AUM.

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The following amounts were paid to brokerage firms for research services provided to the Funds and the Adviser from the aggregate brokerage commission amounts above:

	Fiscal Year Ended February 28, 2023
	Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions*
Mid Cap Fund	$44,005,647.13	$44,010.59
Small Cap Fund	$28,649,456.79	$48,477.67
Emerging Markets Fund	$161,072,951.63	$252,896.14
International Small Cap Fund	$1,619,055.37	$2,309.70
International Value Fund	$12,036,264.81	$14,374.56

* Pzena Investment Management, LLC (“PIM”) maintains a soft dollar program to obtain broker research and vendor services that enhance PIM’s research process.  All research and services obtained that are paid with client commissions are in accordance with Section 28(e) of the Exchange Act.  The program encompasses paying for external proprietary research through trading directly with the broker that provided the research or through commission sharing arrangement (CSA) payments, obtaining third party research through use of CSA payments, and paying for vendor services through both CSAs and direct trading relationships.  Although the research and services obtained through soft dollars may not specifically benefit each client at any one time; PIM believes that over time all clients benefit from the soft dollar program.  We maintain a soft dollar program to obtain broker research and vendor services that enhance our research-intensive process.

The Funds did not own securities of their regular broker dealers during the fiscal year ended February 28, 2023.

PURCHASE AND REDEMPTION OF FUND SHARES

Detailed information on the purchase and redemption of shares is included in the Prospectus. Shares of the Funds are sold without a sales charge at the next price calculated after receipt of an order for purchase. In order to purchase shares of the Funds, you must invest the initial minimum investment for the relevant class of shares. However, the Funds reserve the right, in their sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)s or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Funds.

The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds’ view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Funds within a calendar year). Furthermore, the Funds may suspend the right to redeem their shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the Funds fairly to determine the value of their net assets; or (iii) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.

The Funds may also authorize one or more broker-dealers or other financial intermediaries to accept purchase and redemption orders on their behalf (“Authorized Intermediaries”). Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on the Funds’ behalf. An order is deemed to be received when a Fund or an Authorized Intermediary accepts the order.
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In-Kind Purchases and Redemptions

Payment for shares of the Funds may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, the Funds require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Funds and that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; that the securities be in proper form for transfer to the Funds; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of the Funds. Each Fund has reserved the right to pay the redemption price of its shares in excess of $250,000 or l% of its net asset value either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Fund’s NAV. If a shareholder receives redemption proceeds in-kind, the redemption would be a taxable event and the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933 (the “1933 Act”), as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.

DETERMINATION OF NET ASSET VALUE

The NAV of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern Time) each day that the NYSE is open for business. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

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The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in a Fund outstanding at such time.

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Funds’ valuation designee pursuant to procedures adopted by the Adviser. The Board has designated the Adviser as its “valuation designee” under Rule 2a-5 of the 1940 Act, subject to its oversight.

The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under the Adviser’s procedures.

Debt securities are similarly valued under the valuation designee’s procedures, which may include independent third-party pricing services. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Funds’ NAVs are calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds value foreign securities at fair value, taking into account such events, in calculating the NAVs. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAVs in advance of the time the NAVs are calculated. The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.

All other assets of the Funds are valued in such manner as the valuation designee in good faith deems appropriate to reflect their fair value.

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TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund, as a series of the Trust, has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Code, and to comply with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions. The Funds’ policy is to distribute to their shareholders all of their net income and any net realized long‑term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code so that the Funds are not subject to any federal income or excise taxes in any year. However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes in every year. To avoid the nondeductible 4% Federal excise tax, the Funds must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of their ordinary income for such year, (ii) at least 98.2% of the excess of their realized capital gains over their realized capital losses for the 12‑month period ending on October 31 of such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax.

Net investment income generally consists of interest and dividend income, less expenses. Net taxable income attributable to realized capital gains for a fiscal period are computed by taking into account available capital loss carryforward of a Fund. Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset capital gain of the Funds in future years. As of February 28, 2023, the Emerging Markets Fund had long-term capital loss carryovers of $17,474,043 and short-term capital loss carryovers of $1,444,351 with no expiration date. The International Value Fund had long-term capital loss carryovers of $226,759 and short-term capital loss carryovers of $476,158 with no expiration date. The Mid Cap Fund, Small Cap Fund and International Small Cap Fund did not have any capital loss carryovers.

Distributions of net investment income and net short‑term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividend income eligible under current law for taxation at long-term capital gain rates to the extent a Fund reports the amount distributed as a qualifying dividend and provided that certain holding period requirements are met. In addition, a 3.8% Medicare surtax generally applies to net investment income, which includes dividend income and net capital gains from an investment in the Funds, for taxpayers whose adjusted gross income exceeds $200,000 for single filers or $250,000 for married joint filers. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends‑received deduction to the extent a Fund reports the amount distributed as a qualifying dividend and provided that certain holding period requirements are met. The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. In view of each Fund’s investment policies, it is expected that dividends from domestic corporations may be part of each Fund’s gross income and that, accordingly, part of the distributions of each Fund may be eligible for qualified dividend income treatment for individual shareholders or for the dividends‑received deduction for corporate shareholders. However, the portion of each Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The Emerging Markets Fund may have little or no qualified dividend income in some years. Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt‑financed or are held for less than 46 days.

Long‑term capital gain distributions are taxable to shareholders as long‑term capital gains regardless of the length of time a shareholder held his or her Fund shares. Capital gains distributions are not eligible
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for qualified dividend income treatment or the dividends‑received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions generally are taxable when received or deemed to be received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing liability for the alternative minimum tax of a shareholder who is an individual. There is no requirement that the Funds take into consideration any tax implications when implementing their investment strategy. Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.

The Funds may be subject to foreign taxes on income earned with respect to securities of foreign corporations.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes dividends paid by a real estate investment trust (“REIT”) and certain income from publicly traded partnerships. Regulations recently adopted by the United States Treasury allow non-corporate shareholders of a Fund to benefit from the 20% deduction with respect to net REIT dividends received by the Fund if the Fund meets certain reporting requirements. There is currently no mechanism for a Fund, to the extent that a Fund invests in MLPs, to pass through to non-corporate shareholders the character of income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable a Fund to pass through to non-corporate shareholders the ability to claim this deduction.

Redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon redemption or sale of shares within six months from the date of their purchase will be treated as a long‑term capital loss to the extent of any amounts treated as distributions of long‑term capital gains during such six‑month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Funds are required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at a rate under section 3406 of the Code, in the case of non‑exempt shareholders who fail to furnish the Funds with their Social Security or taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
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The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, estates the income of which is subject to United States federal income taxation regardless of its source and trusts that (1) are subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) have a valid election in effect under applicable United States Treasury regulations to be treated as a United States person.

The Foreign Account Tax Compliance Act (“FATCA”)
A 30% withholding tax on a Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of the Funds, generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required with respect to certain distributions from a Fund. Recently issued proposed Treasury Regulations generally eliminated withholding under FATCA on gross proceeds, which would include capital gains distributions and gross proceeds from a sale or disposition of Fund shares. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Funds do not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax adviser regarding the effect of FATCA based on your individual circumstances.

This discussion and the related discussion in the Prospectus have been prepared by Fund management. The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisers to determine the suitability of the Funds and the applicability of any state, local or foreign taxation. Sullivan & Worcester LLP has expressed no opinion in respect thereof.

DIVIDENDS AND DISTRIBUTIONS

The Funds generally receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Funds from their portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in their shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Any net gain the Funds may realize from dispositions involving investments held less than the period required for long‑term capital gain or loss recognition or otherwise producing short‑term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year a Fund realizes a net gain on
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transactions involving investments held more than the period required for long‑term gain or loss recognition or otherwise producing long‑term capital gains and losses, the Funds will have a net long‑term capital gain. After deduction of the amount of any net short‑term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long‑term capital gains in the hands of the shareholders regardless of the length of time a Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax adviser.

Any dividend or distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated. Dividends will be taxable whether received in cash or in additional shares. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing or calling the Transfer Agent at 1-844-796-1996 (844-PZN-1996), but any such change will be effective only as to dividends and other distributions for which the record date is five or more calendars days after the Transfer Agent has received the request.
ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or legal entity whose identity and beneficial owner, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares. The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of a Fund and reserved the right to create and issue additional series or classes. Each share of a series or class
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represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each Fund offers two classes of shares: Investor Class and Institutional Class.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. The shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non‑assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two‑thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f‑2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.
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A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS

The annual report for the Funds for the fiscal year ended February 28, 2023, is available without charge, upon request by calling 1-844-796-1996 (844-PZN-1996) and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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APPENDIX

Description of Ratings

SHORT-TERM RATINGS

S&P Global Ratings (“S&P) Short-Term Issue Credit Ratings

A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
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B
A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – S&P issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Dual Ratings – S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

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Moody’s Investors Service, Inc. Short-Term Debt Ratings

Short-Term Ratings
Short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Moody’s Investors Service, Inc.: Corporate Bond Ratings

Long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

S&P: Corporate Bond Ratings

The following summarizes the ratings used by S&P for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

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“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation “A-2” is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.
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PART C
(Pzena Funds)

OTHER INFORMATION

Item 28. Exhibits

(a)
Agreement and Declaration of Trust dated October 18, 2018, was previously filed with the Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated September 24, 2020, was previously filed with Post-Effective Amendment No. 1000 to the Registration Statement on Form N-1A on January 25, 2021, and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated March 24, 2014, was previously filed with Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(i)
Amended Schedule A to the Investment Advisory Agreement dated March 9, 2016, was previously filed with Post-Effective Amendment No. 717 to the Trust’s Registration Statement on Form N-1A on April 22, 2016, and is incorporated herein by reference.

(ii)
Amended Schedule A to the Investment Advisory Agreement dated June 13, 2018, was previously filed with the Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A on June 28, 2018, and is incorporated herein by reference.

(iii)
Amendment to the Investment Advisory Agreement dated June 13, 2018, was previously filed with the Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A on June 28, 2018, and is incorporated herein by reference.

(iv)
Amended Schedule A to the Investment Advisory Agreement (Pzena International Value Fund) was previously filed with Post-Effective Amendment No. 1033 to the Trust's Registration Statement on Form N-1A on June 25, 2021, and is incorporated herein by reference.

(e)
Distribution Agreement dated March 20, 2014, was previously filed with Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(i)
First Amendment to the Distribution Agreement dated March 9, 2016, was previously filed with Post-Effective Amendment No. 717 to the Trust’s Registration Statement on Form N-1A on April 22, 2016, and is incorporated herein by reference.

(ii)
Second Amendment to the Distribution Agreement dated June 13, 2018, was previously filed with the Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A on June 28, 2018, and is incorporated herein by reference.

(iv)	Quasar Novation Agreement was previously filed with Post-Effective Amendment No. 1033 to the Trust's Registration Statement on Form N-1A on June 25, 2021, and is incorporated herein by reference.

(v)
First Amendment to the Novated Distribution Agreement was previously filed with Post-Effective Amendment No. 1033 to the Trust's Registration Statement on Form N-1A on June 25, 2021, and is incorporated herein by reference.

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(vi)
Novation Agreement dated October 2021 by and between Quasar Distributors, LLC, Advisors Series Trust and Pzena Investment Management, LLC was previously filed with Post-Effective Amendment No. 1093 to the Trust’s Registration Statement on Form N-1A on June 28, 2022, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts - not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment to the Amended and Restated Custody Agreement dated March 20, 2014, was previously filed with Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(ii)
Amendment to the Amended and Restated Custody Agreement dated March 9, 2016, was previously filed with Post-Effective Amendment No. 717 to the Trust’s Registration Statement on Form N-1A on April 22, 2016, and is incorporated herein by reference.

(iii)
Amendment to the Amended and Restated Custody Agreement dated June 13, 2018, was previously filed with the Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A on June 28, 2018, and is incorporated herein by reference.

(iv)
Amendment to the Amended and Restated Custody Agreement dated June 3, 2021 (Pzena International Value Fund) was previously filed with Post-Effective Amendment No. 1033 to the Trust's Registration Statement on Form N-1A on June 25, 2021, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment to the Fund Administration Servicing Agreement dated March 20, 2014, was previously filed with Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(B)
Amendment to the Fund Administration Servicing Agreement dated March 9, 2016, was previously filed with Post-Effective Amendment No. 717 to the Trust’s Registration Statement on Form N-1A on April 22, 2016, and is incorporated herein by reference.

(C)
Amendment to the Fund Administration Servicing Agreement dated June 13, 2018, was previously filed with Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A on June 28, 2018, and is incorporated herein by reference.

(D)
Amendment to Fund Administration Servicing Agreement dated June 3, 2021 (Pzena International Value Fund) was previously filed with Post-Effective Amendment No. 1033 to the Trust's Registration Statement on Form N-1A on June 25, 2021, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

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(B)
Amendment to the Transfer Agent Servicing Agreement dated March 20, 2014, was previously filed with Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(C)
Amendment to the Transfer Agent Servicing Agreement dated March 9, 2016, was previously filed with Post-Effective Amendment No. 717 to the Trust’s Registration Statement on Form N-1A on April 22, 2016, and is incorporated herein by reference.

(D)
Amendment to the Transfer Agent Servicing Agreement dated June 13, 2018, was previously filed with the Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A on June 28, 2018, and is incorporated herein by reference.

(E)
Amendment to the Transfer Agent Servicing Agreement dated June 3, 2021 (Pzena International Value Fund) was previously filed with Post-Effective Amendment No. 1033 to the Trust's Registration Statement on Form N-1A on June 25, 2021, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment to the Fund Accounting Servicing Agreement dated March 20, 2014, was previously filed with Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(B)
Amendment to the Fund Accounting Servicing Agreement dated March 9, 2016, was previously filed with Post-Effective Amendment No. 717 to the Trust’s Registration Statement on Form N-1A on April 22, 2016, and is incorporated herein by reference.

(C)
Amendment to the Fund Accounting Servicing Agreement dated June 13, 2018, was previously filed with the Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A on June 28, 2018, and is incorporated herein by reference.

(D)
Amendment to the Fund Accounting Servicing Agreement dated June 3, 2021 (Pzena International Value Fund) was previously filed with Post-Effective Amendment No. 1033 to the Trust's Registration Statement on Form N-1A on June 25, 2021, and is incorporated herein by reference.

(iv)
Shareholder Servicing Plan dated March 20, 2014, was previously filed with Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(A)
Amended Schedule A to the Shareholder Servicing Plan dated March 9, 2016, was previously filed with Post-Effective Amendment No. 717 to the Trust’s Registration Statement on Form N-1A on April 22, 2016, and is incorporated herein by reference.

(B)
Amended Schedule A to the Shareholder Servicing Plan dated June 13, 2018, was previously filed with the Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A on June 28, 2018.

(C)
Amended Schedule A to the Shareholder Servicing Plan dated June 9-10, 2021 (Pzena International Value Fund) was previously filed with Post-Effective Amendment No. 1033 to the Trust's Registration Statement on Form N-1A on June 25, 2021, and is incorporated herein by reference.

(v)	Amended and Restated Operating Expenses Limitation Agreement dated June 1, 2022 — filed herewith.
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(vi)	Powers of Attorney

(A)
Power of Attorney (Rackey, Mertens, Redwine and Woolson) dated January 1, 2023, was previously filed with Post-Effective Amendment No. 1114 to the Trust’s Registration Statement on Form N-1A on January 25, 2023, and is incorporated herein by reference.

(i)	Legal Opinions

(i)
Legal Opinion dated March 26, 2014 relating to the Pzena Mid Cap Value Fund, Pzena Emerging Markets Value Fund and Pzena Long/Short Value Fund, was previously filed with Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(ii)
Legal Opinion dated April 22, 2016, relating to the Pzena Small Cap Value Fund was previously filed with Post-Effective Amendment No. 717 to the Trust’s Registration Statement on Form N‑1A on April 22, 2016, and is incorporated herein by reference.

(iii)
Legal Opinion (Pzena International Small Cap Value Fund) dated June 13, 2018, was previously filed with the Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A on June 28, 2018, and is incorporated herein by reference.

(iv)
Legal Opinion (Pzena International Value Fund) was previously filed with Post-Effective Amendment No. 1033 to the Trust's Registration Statement on Form N-1A on June 25, 2021, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm — filed herewith.

(k)	Omitted Financial Statements - not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan was previously filed with Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(i)
Amended Schedule B to the Rule 12b-1 Plan was previously filed with Post-Effective Amendment No. 717 to the Trust’s Registration Statement on Form N-1A on April 22, 2016, and is incorporated herein by reference.

(ii)
Amended Schedule B to the Rule 12b-1 Plan dated June 13, 2018, was previously filed with the Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A on June 28, 2018, and is incorporated herein by reference.

(iii)
Amended Schedule B to the Rule 12b-1 Plan dated June 9-10, 2021 (Pzena International Value Fund)was previously filed with Post-Effective Amendment No. 1033 to the Trust's Registration Statement on Form N-1A on June 25, 2021, and is incorporated herein by reference.

(n)
Rule 18f-3 Plan dated March 20, 2014, was previously filed with Post-Effective Amendment No. 581 to the Trust’s Registration Statement on Form N-1A on March 26, 2014, and is incorporated herein by reference.

(i)
Amended Exhibit A to the Rule 18f-3 Plan dated March 9, 2016, was previously filed with Post-Effective Amendment No. 717 to the Trust’s Registration Statement on Form N-1A on April 22, 2016, and is incorporated herein by reference.

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(ii)	Amended Exhibit A to the Rule 18f-3 Plan dated June 13, 2018, was previously filed with the Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A on June 28, 2018.
(iii)
Amended Exhibit A to the Rule 18f-3 Plan dated June 9-10, 2021 (Pzena International Value Fund) was previously filed with Post-Effective Amendment No. 1033 to the Trust's Registration Statement on Form N-1A on June 25, 2021, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics applicable to the Registrant dated October 2022, was previously filed with Post-Effective Amendment No. 1104 to the Trust’s Registration Statement on Form N-1A on October 27, 2022, and is incorporated herein by reference.

(ii)	Code of Ethics for the Adviser dated March 2023 — filed herewith.

(iii)	Code of Ethics for Access Persons of Quasar Distributors, LLC - not applicable.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the Adviser (Pzena Investment Management, LLC), the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-50838), dated March 29, 2023.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following     investment companies registered under the Investment Company Act of 1940, as amended:

1.American Trust Allegiance Fund, Series of Advisors Series Trust
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2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
15.PIA BBB Bond Fund, Series of Advisors Series Trust
16.PIA High Yield Fund, Series of Advisors Series Trust
17.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.PIA MBS Bond Fund, Series of Advisors Series Trust
19.PIA Short-Term Securities Fund, Series of Advisors Series Trust
20.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
21.Poplar Forest Partners Fund, Series of Advisors Series Trust
22.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
23.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
24.Pzena International Value Fund, Series of Advisors Series Trust
25.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
26.Pzena Small Cap Value Fund, Series of Advisors Series Trust
27.Reverb ETF, Series of Advisors Series Trust
28.Scharf Fund, Series of Advisors Series Trust
29.Scharf Global Opportunity Fund, Series of Advisors Series Trust
30.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
31.Semper MBS Total Return Fund, Series of Advisors Series Trust
32.Semper Short Duration Fund, Series of Advisors Series Trust
33.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Barrett Opportunity Fund, Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.Cushing® Mutual Funds Trust
44.DoubleLine Funds Trust
45.EA Series Trust (f/k/a Alpha Architect ETF Trust)
46.Ecofin Tax-Advantaged Social Impact Fund, Inc.
47.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
48.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
50.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
52.AAM Transformers ETF, Series of ETF Series Solutions
53.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
54.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
55.Aptus Defined Risk ETF, Series of ETF Series Solutions
56.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
57.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
6

58.Blue Horizon BNE ETF, Series of ETF Series Solutions
59.BTD Capital Fund, Series of ETF Series Solutions
60.Carbon Strategy ETF, Series of ETF Series Solutions
61.Cboe Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
62.ClearShares OCIO ETF, Series of ETF Series Solutions
63.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
64.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
65.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
66.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
67.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
69.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
70.Hoya Capital Housing ETF, Series of ETF Series Solutions
71.iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
72.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
73.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
74.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
75.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
76.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
77.Loncar China BioPharma ETF, Series of ETF Series Solutions
78.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
79.Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
80.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
81.Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
82.Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
83.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
84.Opus Small Cap Value ETF, Series of ETF Series Solutions
85.PSYK ETF, Series of ETF Series Solutions
86.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
87.The Acquirers Fund, Series of ETF Series Solutions
88.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
89.U.S. Global JETS ETF, Series of ETF Series Solutions
90.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
91.US Vegan Climate ETF, Series of ETF Series Solutions
92.First American Funds, Inc.
93.FundX Investment Trust
94.The Glenmede Fund, Inc.
95.The Glenmede Portfolios
96.The GoodHaven Funds Trust
97.Greenspring Fund, Incorporated
98.Harding, Loevner Funds, Inc.
99.Hennessy Funds Trust
100.Horizon Funds
101.Hotchkis & Wiley Funds
102.Intrepid Capital Management Funds Trust
103.Jacob Funds Inc.
104.The Jensen Quality Growth Fund Inc.
105.Kirr, Marbach Partners Funds, Inc.
106.Core Alternative ETF, Series of Listed Funds Trust
107.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
108.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
109.LKCM Funds
110.LoCorr Investment Trust
111.MainGate Trust
112.ATAC Rotation Fund, Series of Managed Portfolio Series
113.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
7

114.Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
115.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
116.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
117.Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
118.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
119.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
120.Kensington Active Advantage Fund, Series of Managed Portfolio Series
121.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
122.Kensington Managed Income Fund, Series of Managed Portfolio Series
123.LK Balanced Fund, Series of Managed Portfolio Series
124.Muhlenkamp Fund, Series of Managed Portfolio Series
125.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
126.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
127.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
128.Port Street Quality Growth Fund, Series of Managed Portfolio Series
129.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
130.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
131.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
132.Reinhart International PMV Fund, Series of Managed Portfolio Series
133.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
134.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
135.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
136.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
137.V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
138.V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
139.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
140.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
141.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
142.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
143.Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
144.Matrix Advisors Funds Trust
145.Matrix Advisors Value Fund, Inc.
146.Monetta Trust
147.Nicholas Equity Income Fund, Inc.
148.Nicholas Fund, Inc.
149.Nicholas II, Inc.
150.Nicholas Limited Edition, Inc.
151.Permanent Portfolio Family of Funds
152.Perritt Funds, Inc.
153.Procure ETF Trust II
154.Professionally Managed Portfolios
155.Prospector Funds, Inc.
156.Provident Mutual Funds, Inc.
157.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
158.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
159.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
160.Aquarius International Fund, Series of The RBB Fund, Inc.
161.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
162.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
163.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
164.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
165.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
166.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
167.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
168.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
169.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
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170.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
171.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
172.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
173.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
174.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
175.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
176.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
177.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
178.SGI Global Equity Fund, Series of The RBB Fund, Inc.
179.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
180.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
181.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
182.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
183.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
184.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
185.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
186.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
187.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
188.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
189.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
190.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
191.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
192.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
193.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
194.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
195.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
196.The RBB Fund Trust
197.RBC Funds Trust
198.Series Portfolios Trust
199.Thompson IM Funds, Inc.
200.TrimTabs ETF Trust
201.Trust for Advised Portfolios
202.Barrett Growth Fund, Series of Trust for Professional Managers
203.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
204.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
205.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
206.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
207.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
208.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
209.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
210.Jensen Quality Value Fund, Series of Trust for Professional Managers
211.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
212.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
213.USQ Core Real Estate Fund
214.Wall Street EWM Funds Trust
215.Wisconsin Capital Funds, Inc.

9

(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Ave., Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Pzena Investment Management, LLC 120 West 45th Street, 20th Floor New York, New York 10036
Registrant’s Distributor	Quasar Distributors, LLC 111 E. Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.
10

SIGNATURES

    Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 1127 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 1127 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 27th day of June, 2023.

Advisors Series Trust

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President, Chief Executive Officer
and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1127 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

David G. Mertens*	Trustee	June 27, 2023
David G. Mertens

Raymond B. Woolson*	Trustee	June 27, 2023
Raymond B. Woolson

Joe D. Redwine*	Trustee	June 27, 2023
Joe D. Redwine

Michele Rackey*	Trustee	June 27, 2023
Michele Rackey

/s/ Kevin Hayden	Treasurer, Vice President and	June 27, 2023
Kevin Hayden	Principal Financial Officer

/s/ Jeffrey T. Rauman	President, Chief Executive Officer	June 27, 2023
Jeffrey T. Rauman	and Principal Executive Officer

*By: /s/ Jeffrey T. Rauman		June 27, 2023
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney

11

EXHIBIT INDEX

Exhibit	Exhibit No.

Amended and Restated Operating Expenses Limitation Agreement	EX.99.h(v)

Consent of Independent Registered Public Accounting Firm	EX.99.j

Code of Ethics for the Adviser	EX.99.p(ii)

12